UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09121

JNL Variable Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2012 – September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2012

	Shares	Value
JNL/Mellon Capital Management Dow 10 Fund

COMMON STOCKS - 99.5%

CONSUMER STAPLES - 19.0%
Mondelez International Inc. - Class A	1,172	$48,474
Procter & Gamble Co.	665	46,123
		94,597
ENERGY - 9.9%
Chevron Corp.	422	49,140

HEALTH CARE - 30.5%
Johnson & Johnson (d)	695	47,868
Merck & Co. Inc.	1,180	53,232
Pfizer Inc.	2,055	51,066
		152,166
INDUSTRIALS - 10.3%
General Electric Co.	2,267	51,482

MATERIALS - 8.6%
E.I. du Pont de Nemours & Co.	852	42,829

TELECOMMUNICATION SERVICES - 21.2%
AT&T Inc.	1,423	53,632
Verizon Communications Inc. (d)	1,137	51,835
		105,467
Total Common Stocks (cost $419,565)		495,681

SHORT TERM INVESTMENTS - 0.4%
Investment Company - 0.3%
JNL Money Market Fund, 0.06% (a) (b)	1,541	1,541

Securities Lending Collateral - 0.1%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (b)	671	671
Total Short Term Investments (cost $2,212)		2,212
Total Investments - 99.9% (cost $421,777)		497,893
Other Assets and Liabilities, Net - 0.1%		298
Total Net Assets - 100.0%		$498,191

JNL/Mellon Capital Management S&P 10 Fund

COMMON STOCKS - 99.9%

CONSUMER DISCRETIONARY - 79.5%
Bed Bath & Beyond Inc. (c)	400	$25,229
Home Depot Inc.	533	32,168
Limited Brands Inc.	544	26,782
Macy’s Inc.	663	24,924
Nike Inc. - Class B	246	23,392
Ross Stores Inc.	462	29,859
TJX Cos. Inc.	683	30,606
VF Corp.	180	28,615
		221,575
CONSUMER STAPLES - 20.4%
Estee Lauder Cos. Inc.	424	26,106
Whole Foods Market Inc.	316	30,810
		56,916
Total Common Stocks (cost $267,236)		278,491

SHORT TERM INVESTMENTS - 0.1%
Investment Company - 0.1%
JNL Money Market Fund, 0.06% (a) (b)	247	247
Total Short Term Investments (cost $247)		247
Total Investments - 100.0% (cost $267,483)		278,738
Other Assets and Liabilities, Net - 0.0%		109
Total Net Assets - 100.0%		$278,847

JNL/Mellon Capital Management Global 15 Fund

COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 7.7%
Ladbrokes Plc	11,615	$32,446

CONSUMER STAPLES - 7.4%
Mondelez International Inc. - Class A	754	31,175

FINANCIALS - 39.2%
Bank of China Ltd.	71,140	26,929
China Construction Bank Corp.	37,484	25,852
Industrial & Commercial Bank of China	44,496	26,109
Man Group Plc	13,544	18,060
New World Development Ltd.	25,192	38,821
RSA Insurance Group Plc	15,831	28,303
		164,074
HEALTH CARE - 16.1%
Merck & Co. Inc.	762	34,345
Pfizer Inc.	1,326	32,950
		67,295
INDUSTRIALS - 13.7%
Cathay Pacific Airways Ltd.	14,900	24,113
General Electric Co.	1,462	33,204
		57,317
TELECOMMUNICATION SERVICES - 15.4%
AT&T Inc.	918	34,602
Vodafone Group Plc	10,507	29,856
		64,458
Total Common Stocks (cost $392,138)		416,765
Total Investments - 99.5% (cost $392,138)		416,765
Other Assets and Liabilities, Net - 0.5%		2,183
Total Net Assets - 100.0%		$418,948

JNL/Mellon Capital Management Nasdaq 25 Fund

COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 16.7%
Bed Bath & Beyond Inc. (c)	137	$8,629
Comcast Corp. - Class A	600	21,444
Dollar Tree Inc. (c)	134	6,481
Liberty Interactive Corp. (c)	318	5,877
Liberty Ventures - Class A	19	955
News Corp. - Class A	865	21,211

See accompanying Notes to Schedules of Investments.

	Shares	Value
O’Reilly Automotive Inc. (c)	73	6,063
		70,660
CONSUMER STAPLES - 7.1%
Costco Wholesale Corp.	203	20,349
Whole Foods Market Inc.	100	9,763
		30,112
HEALTH CARE - 10.4%
Biogen Idec Inc. (c)	134	20,035
Gilead Sciences Inc. (c)	357	23,659
		43,694
INFORMATION TECHNOLOGY - 65.6%
Apple Inc.	70	46,820
Check Point Software Technologies Ltd. (c)	118	5,665
Cisco Systems Inc.	1,573	30,034
eBay Inc. (c)	432	20,902
Fiserv Inc. (c)	87	6,452
Google Inc. - Class A (c)	44	33,227
Intel Corp.	1,173	26,609
Intuit Inc.	166	9,775
KLA-Tencor Corp.	106	5,065
Maxim Integrated Products Inc.	198	5,271
Microchip Technology Inc. (d)	135	4,427
Microsoft Corp.	1,095	32,623
Paychex Inc.	204	6,796
QUALCOMM Inc.	520	32,492
Yahoo! Inc. (c)	691	11,042
		277,200
Total Common Stocks (cost $356,216)		421,666

SHORT TERM INVESTMENTS - 1.5%
Investment Company - 1.0%
JNL Money Market Fund, 0.06% (a) (b)	4,280	4,280

Securities Lending Collateral - 0.5%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (b)	1,961	1,961
Total Short Term Investments (cost $6,241)		6,241
Total Investments - 101.3% (cost $362,457)		427,907
Other Assets and Liabilities, Net - (1.3%)		(5,287)
Total Net Assets - 100.0%		$422,620

JNL/Mellon Capital Management Value Line 30 Fund

COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 18.0%
Advance Auto Parts Inc.	172	$11,774
Genesco Inc. (c)	129	8,629
Kohl’s Corp.	595	30,454
Macy’s Inc.	997	37,506
Mattel Inc.	794	28,157
PetSmart Inc.	261	17,987
		134,507
CONSUMER STAPLES - 2.2%
Casey’s General Stores Inc.	155	8,857
Smithfield Foods Inc. (c)	382	7,510
		16,367
ENERGY - 9.5%
Alliance Resource Partners LP	103	6,157
Chevron Corp.	555	64,745
		70,902
HEALTH CARE - 22.7%
Abbott Laboratories	1,051	72,061
Humana Inc.	375	26,288
Merck & Co. Inc.	1,568	70,702
		169,051
INDUSTRIALS - 11.3%
Alaska Air Group Inc. (c)	213	7,455
Curtiss-Wright Corp.	226	7,389
Kirby Corp. (c)	132	7,307
Moog Inc. - Class A (c)	182	6,882
Norfolk Southern Corp.	591	37,594
Old Dominion Freight Line Inc. (c)	295	8,912
Triumph Group Inc.	137	8,541
		84,080
INFORMATION TECHNOLOGY - 7.0%
Jabil Circuit Inc.	498	9,314
NeuStar Inc. - Class A (c)	234	9,353
Seagate Technology	1,092	33,845
		52,512
MATERIALS - 18.0%
Barrick Gold Corp.	1,306	54,543
CF Industries Holdings Inc.	154	34,120
International Paper Co.	1,038	37,697
Schweitzer-Mauduit International Inc.	240	7,926
		134,286
TELECOMMUNICATION SERVICES - 8.0%
BCE Inc.	1,368	60,090

UTILITIES - 3.1%
American Water Works Co. Inc.	417	15,446
El Paso Electric Co.	230	7,894
		23,340
Total Common Stocks (cost $694,625)		745,135

SHORT TERM INVESTMENTS - 0.0%
Investment Company - 0.0%
JNL Money Market Fund, 0.06% (a) (b)	24	24
Total Short Term Investments (cost $24)		24
Total Investments - 99.8% (cost $694,649)		745,159
Other Assets and Liabilities, Net - 0.2%		1,144
Total Net Assets - 100.0%		$746,303

JNL/Mellon Capital Management Dow Dividend Fund

COMMON STOCKS - 99.3%

ENERGY - 4.0%
Chevron Corp.	133	$15,557

FINANCIALS - 16.0%
BB&T Corp.	564	18,716
First Niagara Financial Group Inc.	1,650	13,346
New York Community Bancorp Inc. (d)	1,148	16,257

See accompanying Notes to Schedules of Investments.

	Shares	Value
People’s United Financial Inc.	1,108	13,451
		61,770
HEALTH CARE - 4.2%
Pfizer Inc.	656	16,309

INDUSTRIALS - 23.4%
Avery Dennison Corp.	495	15,756
Eaton Corp. (d)	326	15,418
General Electric Co.	793	18,011
Northrop Grumman Systems Corp.	243	16,133
Republic Services Inc.	519	14,279
RR Donnelley & Sons Co. (d)	987	10,461
		90,058
MATERIALS - 16.7%
Commercial Metals Co.	1,027	13,554
Eastman Chemical Co.	364	20,738
MeadWestvaco Corp.	474	14,507
Olin Corp.	723	15,707
		64,506
UTILITIES - 35.0%
American Electric Power Co. Inc.	346	15,209
CenterPoint Energy Inc.	712	15,161
DTE Energy Co.	261	15,633
Entergy Corp.	196	13,569
Integrys Energy Group Inc.	264	13,777
Northeast Utilities	396	15,154
Pinnacle West Capital Corp.	295	15,564
PPL Corp.	483	14,020
Sempra Energy	258	16,655
		134,742
Total Common Stocks (cost $364,380)		382,942

SHORT TERM INVESTMENTS - 10.3%
Investment Company - 0.5%
JNL Money Market Fund, 0.06% (a) (b)	1,856	1,856

Securities Lending Collateral - 9.8%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (b)	37,738	37,738
Total Short Term Investments (cost $39,594)		39,594
Total Investments - 109.6% (cost $403,974)		422,536
Other Assets and Liabilities, Net - (9.6%)		(37,093)
Total Net Assets - 100.0%		$385,443

JNL/Mellon Capital Management S&P 24 Fund

COMMON STOCKS - 99.9%

CONSUMER DISCRETIONARY - 11.9%
Apollo Group Inc. - Class A (c)	430	$12,485
AutoZone Inc. (c)	71	26,292
Ross Stores Inc.	486	31,384
		70,161
CONSUMER STAPLES - 13.0%
Hershey Co.	374	26,490
Lorillard Inc.	202	23,543
Philip Morris International Inc.	294	26,458
		76,491
ENERGY - 12.1%
Chevron Corp.	217	25,319
ConocoPhillips	318	18,167
FMC Technologies Inc. (c)	443	20,524
Phillips 66	159	7,367
		71,377
FINANCIALS - 13.2%
Chubb Corp.	334	25,448
Marsh & McLennan Cos. Inc.	730	24,772
Torchmark Corp.	532	27,323
		77,543
HEALTH CARE - 16.2%
Amgen Inc.	360	30,320
Forest Laboratories Inc. (c)	763	27,169
Gilead Sciences Inc. (c)	564	37,425
		94,914
INDUSTRIALS - 12.4%
Cintas Corp.	663	27,491
General Dynamics Corp.	347	22,945
Rockwell Collins Inc.	416	22,324
		72,760
INFORMATION TECHNOLOGY - 8.4%
Intel Corp.	950	21,552
MasterCard Inc. - Class A	62	27,959
		49,511
UTILITIES - 12.7%
Dominion Resources Inc.	434	22,985
Sempra Energy	420	27,071
Wisconsin Energy Corp.	659	24,835
		74,891
Total Common Stocks (cost $525,256)		587,648

SHORT TERM INVESTMENTS - 0.0%
Investment Company - 0.0%
JNL Money Market Fund, 0.06% (a) (b)	151	151
Total Short Term Investments (cost $151)		151
Total Investments - 99.9% (cost $525,407)		587,799
Other Assets and Liabilities, Net - 0.1%		352
Total Net Assets - 100.0%		$588,151

JNL/Mellon Capital Management S&P SMid 60 Fund

COMMON STOCKS - 100.0%

CONSUMER DISCRETIONARY - 9.0%
Barnes & Noble Inc. (c) (d)	700	$8,948
Boyd Gaming Corp. (c) (d)	684	4,829
Movado Group Inc.	279	9,405
Pep Boys-Manny Moe & Jack	464	4,722
Pinnacle Entertainment Inc. (c) (d)	497	6,085
Regis Corp.	612	11,256
		45,245
ENERGY - 5.8%
Helix Energy Solutions Group Inc. (c)	639	11,681
PDC Energy Inc. (c) (d)	145	4,596
Pioneer Energy Services Corp. (c)	527	4,106

See accompanying Notes to Schedules of Investments.

	Shares	Value
Unit Corp. (c)	218	9,066
		29,449
FINANCIALS - 39.1%
American Financial Group Inc.	275	10,414
Aspen Insurance Holdings Ltd.	382	11,662
Associated Bancorp	904	11,910
Astoria Financial Corp. (d)	1,190	11,756
BancorpSouth Inc.	917	13,517
Cedar Shopping Centers Inc. (d)	1,173	6,193
First Commonwealth Financial Corp.	980	6,908
First Midwest Bancorp Inc.	503	6,315
Glacier Bancorp Inc.	419	6,524
Horace Mann Educators Corp.	369	6,679
Interactive Brokers Group Inc.	341	4,787
Investment Technology Group Inc. (c)	464	4,041
Meadowbrook Insurance Group Inc.	471	3,625
Pennsylvania Real Estate Investment Trust (d)	486	7,700
Piper Jaffray Cos. (c) (d)	250	6,369
PrivateBancorp Inc.	459	7,341
Protective Life Corp.	448	11,735
Reinsurance Group of America Inc.	194	11,226
Selective Insurance Group	288	5,463
StanCorp Financial Group Inc.	276	8,617
Susquehanna Bancshares Inc.	601	6,288
Synovus Financial Corp. (d)	7,171	16,996
TCF Financial Corp.	982	11,727
		197,793
HEALTH CARE - 2.7%
Gentiva Health Services Inc. (c)	751	8,500
Kindred Healthcare Inc. (c)	433	4,931
		13,431
INDUSTRIALS - 11.7%
Briggs & Stratton Corp.	325	6,070
General Cable Corp. (c)	404	11,867
JetBlue Airways Corp. (c)	1,949	9,337
Kelly Services Inc. - Class A	373	4,698
Oshkosh Corp. (c)	473	12,964
SkyWest Inc.	405	4,187
URS Corp.	289	10,191
		59,314
INFORMATION TECHNOLOGY - 14.0%
Advanced Energy Industries Inc. (c)	475	5,853
AOL Inc. (c)	670	23,602
Fairchild Semiconductor International Inc. (c)	839	11,005
SYNNEX Corp. (c)	167	5,454
Tech Data Corp. (c)	205	9,293
TTM Technologies Inc. (c)	465	4,389
Vishay Intertechnology Inc. (c) (d)	1,127	11,083
		70,679
MATERIALS - 5.0%
Domtar Corp.	127	9,925
Kraton Performance Polymers Inc. (c)	251	6,555
Steel Dynamics Inc.	771	8,656
		25,136
TELECOMMUNICATION SERVICES - 3.0%
Neutral Tandem Inc. (c)	472	4,428
Telephone & Data Systems Inc.	426	10,899
		15,327
UTILITIES - 9.7%
Avista Corp.	198	5,099
Black Hills Corp.	302	10,737
Great Plains Energy Inc.	465	10,360
NV Energy Inc.	620	11,165
PNM Resources Inc.	556	11,692
		49,053
Total Common Stocks (cost $473,844)		505,427

SHORT TERM INVESTMENTS - 6.5%
Securities Lending Collateral - 6.5%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (b)	32,588	32,588
Total Short Term Investments (cost $32,588)		32,588
Total Investments - 106.5% (cost $506,432)		538,015
Other Assets and Liabilities, Net - (6.5%)		(32,638)
Total Net Assets - 100.0%		$505,377

JNL/Mellon Capital Management NYSE International 25 Fund

COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 9.7%
Honda Motor Co. Ltd. - ADR (d)	97	$3,006
Panasonic Corp. - ADR (d)	354	2,328
Sony Corp. - ADR (d)	165	1,928
		7,262
ENERGY - 20.2%
China Petroleum & Chemical Corp. - ADR - Class H	28	2,615
EnCana Corp.	160	3,516
ENI SpA - ADR	72	3,158
Petroleo Brasileiro SA - Petrobras - ADR	120	2,744
Talisman Energy Inc.	233	3,106
		15,139
FINANCIALS - 39.2%
Banco Bilbao Vizcaya Argentaria SA - ADR (d)	347	2,688
Banco Santander SA - ADR (d)	434	3,236
Barclays Plc - ADR	270	3,751
Credit Suisse Group AG - ADR	127	2,678
HSBC Holdings Plc - ADR (d)	78	3,625
Manulife Financial Corp.	280	3,370
Mizuho Financial Group Inc. - ADR (d)	1,109	3,583
Sumitomo Mitsui Financial Group Inc. - ADR	539	3,334
UBS AG	251	3,060
		29,325
INFORMATION TECHNOLOGY - 6.3%
Hitachi Ltd. - ADR (d)	57	3,164
Nokia Oyj - ADR (d)	617	1,585
		4,749
MATERIALS - 8.5%
Royal Bank of Scotland Group Plc - ADR (c) (d)	467	3,882
Vale SA - ADR	139	2,481
		6,363
TELECOMMUNICATION SERVICES - 15.6%
France Telecom SA - ADR (d)	190	2,320
Nippon Telegraph & Telephone Corp. - ADR	117	2,782
Telecom Italia SpA - ADR	279	2,802
VimpelCom Ltd. - ADR	314	3,735
		11,639
Total Common Stocks (cost $88,794)		74,477

See accompanying Notes to Schedules of Investments.

	Shares	Value
SHORT TERM INVESTMENTS - 17.0%
Investment Company - 0.2%
JNL Money Market Fund, 0.06% (a) (b)	197	197

Securities Lending Collateral - 16.8%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (b)	12,573	12,573
Total Short Term Investments (cost $12,770)		12,770
Total Investments - 116.5% (cost $101,564)		87,247
Other Assets and Liabilities, Net - (16.5%)		(12,378)
Total Net Assets - 100.0%		$74,869

JNL/Mellon Capital Management 25 Fund

COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 12.4%
Carnival Corp.	785	$28,603
Darden Restaurants Inc.	492	27,451
Genuine Parts Co. (d)	408	24,900
		80,954
CONSUMER STAPLES - 11.8%
General Mills Inc.	645	25,720
Kellogg Co.	478	24,718
PepsiCo Inc.	384	27,174
		77,612
ENERGY - 16.4%
ConocoPhillips	326	18,654
Kinder Morgan Inc.	648	23,001
Phillips 66	162	7,530
RPC Inc. (d)	2,451	29,138
Williams Cos. Inc.	831	29,051
		107,374
HEALTH CARE - 4.3%
Abbott Laboratories	413	28,333

INDUSTRIALS - 23.6%
Corrections Corp. of America	966	32,306
Eaton Corp. (d)	507	23,960
Emerson Electric Co.	490	23,637
Exelis Inc.	2,037	21,067
Northrop Grumman Systems Corp.	414	27,498
Watsco Inc.	344	26,082
		154,550
INFORMATION TECHNOLOGY - 3.8%
Analog Devices Inc.	628	24,617

MATERIALS - 27.2%
Bemis Co. Inc.	793	24,957
Freeport-McMoRan Copper & Gold Inc.	652	25,791
Grief Inc. - Class A	480	21,203
MeadWestvaco Corp.	812	24,848
Nucor Corp.	579	22,164
Packaging Corp. of America	846	30,695
RPM International Inc.	994	28,371
		178,029
Total Common Stocks (cost $623,373)		651,469

SHORT TERM INVESTMENTS - 7.3%
Investment Company - 0.4%
JNL Money Market Fund, 0.06% (a) (b)	2,446	2,446

Securities Lending Collateral - 6.9%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (b)	45,400	45,400
Total Short Term Investments (cost $47,846)		47,846
Total Investments - 106.8% (cost $671,219)		699,315
Other Assets and Liabilities, Net - (6.8%)		(44,667)
Total Net Assets - 100.0%		$654,648

JNL/Mellon Capital Management Select Small-Cap Fund

COMMON STOCKS - 100.0%

CONSUMER DISCRETIONARY - 22.9%
BJ’s Restaurants Inc. (c)	61	$2,758
Body Central Corp. (c) (d)	35	367
Bridgepoint Education Inc. (c) (d)	114	1,155
Buffalo Wild Wings Inc. (c)	40	3,433
Coinstar Inc. (c) (d)	67	3,030
DSW Inc.	70	4,670
Finish Line	111	2,517
Group 1 Automotive Inc. (d)	49	2,956
Helen of Troy Ltd. (c)	69	2,201
Hibbett Sports Inc. (c)	58	3,437
Men’s Wearhouse Inc.	111	3,823
Monro Muffler Brake Inc. (d)	67	2,343
Papa John’s International Inc. (c)	53	2,832
Peets Coffee & Tea Inc. (c)	29	2,113
Pep Boys-Manny Moe & Jack	115	1,174
Pool Corp.	103	4,300
Red Robin Gourmet Burgers Inc. (c)	32	1,043
Scholastic Corp.	64	2,037
Shuffle Master Inc. (c)	120	1,895
Sonic Automotive Inc.	89	1,688
Standard Motor Products Inc.	49	911
Steven Madden Ltd. (c)	96	4,187
Vitamin Shoppe Inc. (c)	64	3,709
Zumiez Inc. (c) (d)	68	1,885
		60,464
CONSUMER STAPLES - 9.9%
Cal-Maine Foods Inc.	47	2,104
Casey’s General Stores Inc.	83	4,751
Darling International Inc. (c)	256	4,683
Elizabeth Arden Inc. (c)	64	3,024
Hain Celestial Group Inc. (c)	97	6,098
Prestige Brands Holdings Inc. (c)	110	1,866
Snyders-Lance Inc.	147	3,672
		26,198
ENERGY - 1.2%
Approach Resources Inc. (c) (d)	73	2,195
VAALCO Energy Inc. (c)	125	1,064
		3,259
FINANCIALS - 13.3%
AmTrust Financial Services Inc. (d)	144	3,692
Bank of the Ozarks Inc.	75	2,595
Columbia Banking System Inc.	87	1,605
Main Street Capital Corp. (d)	59	1,736

See accompanying Notes to Schedules of Investments.

	Shares	Value
MarketAxess Holdings Inc.	78	2,480
Ocwen Financial Corp. (c)	284	7,779
RLI Corp.	46	3,089
Sovran Self Storage Inc.	63	3,648
Texas Capital Bancshares Inc. (c)	82	4,087
Umpqua Holdings Corp.	244	3,141
Virtus Investment Partners Inc. (c)	17	1,427
		35,279
HEALTH CARE - 8.4%
Acorda Therapeutics Inc. (c)	87	2,224
Air Methods Corp. (c)	28	3,287
Genomic Health Inc. (c)	65	2,268
Luminex Corp. (c)	91	1,772
Medicines Co. (c)	119	3,065
Molina Healthcare Inc. (c)	100	2,512
Neurocrine Biosciences Inc. (c)	144	1,151
Spectrum Pharmaceuticals Inc. (c) (d)	129	1,513
Thoratec Corp. (c)	127	4,400
		22,192
INDUSTRIALS - 10.5%
Acacia Research Corp. (c)	108	2,973
Advisory Board Co. (c)	73	3,472
Allegiant Travel Co. (c) (d)	42	2,643
Applied Industrial Technologies Inc.	91	3,787
Beacon Roofing Supply Inc. (c) (d)	101	2,880
Forward Air Corp.	63	1,908
Generac Holdings Inc.	148	3,397
Mistras Group Inc. (c)	61	1,420
RailAmerica Inc. (c)	110	3,034
RBC Bearings Inc. (c)	48	2,323
		27,837
INFORMATION TECHNOLOGY - 26.3%
ACI Worldwide Inc. (c)	85	3,604
Allot Communications Ltd. (c)	65	1,731
Blackbaud Inc.	98	2,343
Blucora Inc. (c)	87	1,547
Bottomline Technologies Inc. (c) (d)	79	1,958
Cardtronics Inc. (c)	96	2,867
Cognex Corp.	92	3,196
DealerTrack Holdings Inc. (c)	91	2,545
ExlService Holdings Inc. (c)	69	2,025
EZchip Semiconductor Ltd. (c) (d)	58	1,789
FARO Technologies Inc. (c)	37	1,513
FEI Co.	83	4,425
Heartland Payment Systems Inc.	85	2,685
Insight Enterprises Inc. (c)	96	1,682
InterXion Holding NV (c)	144	3,273
Kulicke & Soffa Industries Inc. (c)	161	1,672
LivePerson Inc. (c)	119	2,153
Mellanox Technologies Ltd. (c) (d)	87	8,872
Monolithic Power Systems Inc. (c)	75	1,479
OSI Systems Inc. (c)	43	3,329
Synaptics Inc. (c) (d)	72	1,732
SYNNEX Corp. (c)	81	2,639
Tyler Technologies Inc. (c)	66	2,888
Ultimate Software Group Inc. (c)	58	5,880
Volterra Semiconductor Corp. (c)	56	1,214
Xyratex Ltd.	60	550
		69,591
MATERIALS - 5.7%
Buckeye Technologies Inc.	86	2,748
Flotek Industries Inc. (c) (d)	108	1,365
Glatfelter	93	1,662
HB Fuller Co.	108	3,327
KapStone Paper and Packaging Corp. (c)	101	2,269
Schweitzer-Mauduit International Inc.	70	2,301
TPC Group Inc. (c)	34	1,394
		15,066
TELECOMMUNICATION SERVICES - 1.8%
Cincinnati Bell Inc. (c) (d)	429	2,447
Cogent Communications Group Inc.	100	2,303
		4,750
Total Common Stocks (cost $243,583)		264,636

SHORT TERM INVESTMENTS - 11.4%
Investment Company - 0.0%
JNL Money Market Fund, 0.06% (a) (b)	13	13

Securities Lending Collateral - 11.4%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (b)	30,096	30,096
Total Short Term Investments (cost $30,109)		30,109
Total Investments - 111.4% (cost $273,692)		294,745
Other Assets and Liabilities, Net - (11.4%)		(30,179)
Total Net Assets - 100.0%		$264,566

JNL/Mellon Capital Management JNL 5 Fund

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 13.4%
American Public Education Inc. (c) (d)	98	$3,565
Autoliv Inc. (d)	435	26,983
BJ’s Restaurants Inc. (c) (d)	156	7,056
Bridgepoint Education Inc. (c) (d)	294	2,982
Buffalo Wild Wings Inc. (c)	103	8,822
CBS Corp.	2,143	77,868
Genesco Inc. (c)	136	9,051
Hibbett Sports Inc. (c) (d)	148	8,815
iRobot Corp. (c) (d)	149	3,385
Jos. A. Bank Clothiers Inc. (c)	156	7,567
Ladbrokes Plc	19,189	53,602
Limited Brands Inc.	1,442	71,011
Lithia Motors Inc. (d)	121	4,047
Men’s Wearhouse Inc.	287	9,888
Papa John’s International Inc. (c)	134	7,140
Peets Coffee & Tea Inc. (c) (d)	71	5,230
Pier 1 Imports Inc.	613	11,495
Red Robin Gourmet Burgers Inc. (c)	80	2,618
Sinclair Broadcast Group Inc.	285	3,198
Standard Motor Products Inc.	124	2,287
Steven Madden Ltd. (c)	240	10,493
TJX Cos. Inc.	1,802	80,730
True Religion Apparel Inc.	138	2,939
Vitamin Shoppe Inc. (c)	160	9,347
		430,119
CONSUMER STAPLES - 12.8%
Andersons Inc.	105	3,955
Boston Beer Co. Inc. - Class A (c) (d)	48	5,349
Campbell Soup Co. (d)	700	24,389
Dr. Pepper Snapple Group Inc.	590	26,265
Elizabeth Arden Inc. (c)	163	7,687
Flowers Foods Inc.	1,227	24,756
Hain Celestial Group Inc. (c)	243	15,311
Kellogg Co.	460	23,781
Mondelez International Inc. - Class A	2,596	107,331
PepsiCo Inc.	351	24,833

See accompanying Notes to Schedules of Investments.

	Shares	Value
Procter & Gamble Co.	872	60,468
Susser Holdings Corp. (c)	113	4,070
Whole Foods Market Inc.	839	81,697
		409,892
ENERGY - 2.8%
Approach Resources Inc. (c) (d)	184	5,530
Gulfport Energy Corp. (c)	308	9,641
Newpark Resources Inc. (c) (d)	503	3,728
Williams Cos. Inc.	1,761	61,592
WPX Energy Inc. (c)	583	9,665
		90,156
FINANCIALS - 11.2%
Altisource Portfolio Solutions SA (c)	135	11,641
AmTrust Financial Services Inc. (d)	370	9,468
Bank of China Ltd. (d)	105,731	40,022
Bank of the Ozarks Inc.	188	6,480
Cash America International Inc.	160	6,173
China Construction Bank Corp.	55,787	38,476
FNB Corp.	713	7,990
Industrial & Commercial Bank of China (d)	65,588	38,485
Man Group Plc	19,871	26,496
MarketAxess Holdings Inc.	194	6,138
New World Development Ltd.	48,334	74,483
Ocwen Financial Corp. (c)	696	19,080
RLI Corp.	116	7,731
RSA Insurance Group Plc	23,819	42,582
Sovran Self Storage Inc.	156	9,028
Texas Capital Bancshares Inc. (c) (d)	210	10,430
World Acceptance Corp. (c) (d)	81	5,446
		360,149
HEALTH CARE - 16.4%
Abbott Laboratories	414	28,398
Aetna Inc.	1,378	54,581
Air Methods Corp. (c) (d)	70	8,333
Amsurg Corp. (c)	177	5,030
Analogic Corp.	67	5,234
athenahealth Inc. (c) (d)	195	17,891
Genomic Health Inc. (c)	166	5,759
Hi-Tech Pharmacal Co. Inc. (c) (d)	71	2,359
Humana Inc.	667	46,778
IPC The Hospitalist Co. Inc. (c)	90	4,124
Johnson & Johnson	887	61,112
Luminex Corp. (c)	233	4,520
Medicines Co. (c)	304	7,845
Merck & Co. Inc.	1,543	69,583
Molina Healthcare Inc. (c)	251	6,318
Momenta Pharmaceuticals Inc. (c)	282	4,110
Pfizer Inc.	4,481	111,361
PharMerica Corp. (c)	161	2,040
Select Medical Holdings Corp. (c)	847	9,510
Team Health Holdings Inc. (c)	367	9,950
UnitedHealth Group Inc.	1,148	63,589
		528,425
INDUSTRIALS - 14.5%
Acacia Research Corp. (c)	236	6,481
Advisory Board Co. (c)	180	8,633
AeroVironment Inc. (c)	121	2,844
Aircastle Ltd.	398	4,512
Avery Dennison Corp.	812	25,833
Colfax Corp. (c) (d)	240	8,805
COSCO Pacific Ltd.	33,296	46,321
Eaton Corp. (d)	535	25,280
Emerson Electric Co.	500	24,123
General Electric Co.	5,415	122,972
Huron Consulting Group Inc. (c)	124	4,322
Iron Mountain Inc.	756	25,785
MasTec Inc. (c)	465	9,168
Northrop Grumman Systems Corp.	398	26,452
Raven Industries Inc.	200	5,872
Republic Services Inc.	845	23,247
Team Inc. (c)	107	3,410
Watsco Inc.	355	26,882
WW Grainger Inc.	311	64,742
		465,684
INFORMATION TECHNOLOGY - 10.7%
Cardtronics Inc. (c)	246	7,328
Ceva Inc. (c)	129	1,853
Cognex Corp.	232	8,017
Coherent Inc. (c)	129	5,898
CommVault Systems Inc. (c)	240	14,082
Computer Sciences Corp.	985	31,739
CoStar Group Inc. (c)	140	11,397
Entegris Inc. (c)	758	6,166
FARO Technologies Inc. (c)	95	3,910
FEI Co.	210	11,250
Harris Corp.	646	33,110
Heartland Payment Systems Inc.	217	6,866
Insight Enterprises Inc. (c)	241	4,206
Intel Corp.	3,998	90,686
JDA Software Group Inc. (c)	239	7,586
Keynote Systems Inc.	95	1,373
Kulicke & Soffa Industries Inc. (c)	408	4,242
MAXIMUS Inc.	188	11,230
Mellanox Technologies Ltd. (c) (d)	218	22,120
MicroStrategy Inc. - Class A (c)	46	6,229
Nanometrics Inc. (c)	126	1,747
NIC Inc.	352	5,209
OPNET Technologies Inc. (d)	124	4,210
OSI Systems Inc. (c)	110	8,571
Sourcefire Inc. (c)	162	7,919
Tyler Technologies Inc. (c)	163	7,174
Ultimate Software Group Inc. (c)	144	14,653
Ultratech Inc. (c)	142	4,458
		343,229
MATERIALS - 10.4%
Balchem Corp.	164	6,009
Bemis Co. Inc.	774	24,357
Buckeye Technologies Inc.	221	7,080
Commercial Metals Co.	1,683	22,220
Dow Chemical Co.	810	23,445
E.I. du Pont de Nemours & Co.	1,270	63,866
Endeavour Silver Corp. (c) (d)	479	4,779
First Majestic Silver Corp. (c) (d)	579	13,417
Glatfelter	239	4,260
Innospec Inc. (c)	127	4,320
International Paper Co.	787	28,574
Kronos Worldwide Inc. (d)	1,290	19,275
LSB Industries Inc. (c)	122	5,363
MeadWestvaco Corp.	777	23,784
Packaging Corp. of America	921	33,427
RPM International Inc.	949	27,074
Sonoco Products Co.	706	21,883
		333,133
TELECOMMUNICATION SERVICES - 7.2%
AT&T Inc.	3,207	120,906
Cogent Communications Group Inc.	253	5,809
Verizon Communications Inc.	1,450	66,064
Vodafone Group Plc	13,938	39,606
		232,385

See accompanying Notes to Schedules of Investments.

	Shares	Value
UTILITIES - 0.3%
UIL Holdings Corp.	283	10,149
Total Common Stocks (cost $2,790,502)		3,203,321

SHORT TERM INVESTMENTS - 4.8%
Investment Company - 0.1%
JNL Money Market Fund, 0.06% (a) (b)	4,572	4,572

Securities Lending Collateral - 4.7%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (b)	150,918	150,918
Total Short Term Investments (cost $155,490)		155,490
Total Investments - 104.5% (cost $2,945,992)		3,358,811
Other Assets and Liabilities, Net - (4.5%)		(144,438)
Total Net Assets - 100.0%		$3,214,373

JNL/Mellon Capital Management JNL Optimized 5 Fund

COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 9.7%
Advance Auto Parts Inc.	19	$1,286
Autoliv Inc. (d)	31	1,932
Bed Bath & Beyond Inc. (c)	23	1,476
Comcast Corp. - Class A	200	7,148
Dollar Tree Inc. (c)	23	1,105
Genesco Inc. (c)	14	944
Kohl’s Corp.	65	3,351
Ladbrokes Plc	1,600	4,470
Liberty Interactive Corp. (c)	54	999
Liberty Ventures - Class A	3	132
Macy’s Inc.	108	4,067
Mattel Inc.	87	3,102
News Corp. - Class A	164	4,032
O’Reilly Automotive Inc. (c)	12	1,032
PetSmart Inc.	29	1,989
		37,065
CONSUMER STAPLES - 5.2%
Campbell Soup Co. (d)	50	1,747
Casey’s General Stores Inc.	17	969
Costco Wholesale Corp.	42	4,156
Dr. Pepper Snapple Group Inc.	42	1,881
Flowers Foods Inc.	88	1,773
Kellogg Co.	33	1,710
Mondelez International Inc. - Class A	87	3,586
PepsiCo Inc.	25	1,779
Smithfield Foods Inc. (c)	41	814
Whole Foods Market Inc.	17	1,674
		20,089
ENERGY - 3.8%
Alliance Resource Partners LP	11	684
Chevron Corp.	81	9,493
ENI SpA (d)	200	4,384
		14,561
FINANCIALS - 12.9%
AXA SA	319	4,746
Banco Santander SA (c)	575	4,290
Bank of China Ltd.	8,799	3,331
BNP Paribas	106	5,002
China Construction Bank Corp.	4,643	3,202
Criteria CaixaCorp SA (d)	883	3,325
DnB NOR ASA	424	5,191
Industrial & Commercial Bank of China	5,460	3,204
Man Group Plc	1,665	2,220
Muenchener Rueckversicherungs AG	34	5,283
New World Development Ltd.	4,031	6,212
RSA Insurance Group Plc (d)	1,982	3,543
		49,549
HEALTH CARE - 9.9%
Abbott Laboratories	184	12,596
Biogen Idec Inc. (c)	23	3,468
Gilead Sciences Inc. (c)	72	4,756
Humana Inc.	42	2,961
Merck & Co. Inc.	230	10,367
Pfizer Inc.	149	3,711
		37,859
INDUSTRIALS - 8.2%
Alaska Air Group Inc. (c)	23	806
Avery Dennison Corp.	58	1,851
COSCO Pacific Ltd. (d)	2,774	3,859
Curtiss-Wright Corp.	24	799
Eaton Corp. (d)	38	1,811
Emerson Electric Co.	36	1,728
General Electric Co.	180	4,099
Iron Mountain Inc.	54	1,849
Kirby Corp. (c)	14	791
Moog Inc. - Class A (c)	20	744
Norfolk Southern Corp.	87	5,509
Northrop Grumman Systems Corp.	29	1,894
Old Dominion Freight Line Inc. (c)	32	974
Republic Services Inc. - Class A	61	1,666
Triumph Group Inc.	15	923
Watsco Inc. (d)	25	1,925
		31,228
INFORMATION TECHNOLOGY - 24.1%
Apple Inc.	21	14,279
Check Point Software Technologies Ltd. (c)	20	962
Cisco Systems Inc.	479	9,149
Computer Sciences Corp.	70	2,266
eBay Inc. (c)	123	5,967
Fiserv Inc. (c)	15	1,100
Google Inc. - Class A (c)	13	10,122
Harris Corp.	46	2,370
Intel Corp.	491	11,131
Intuit Inc.	28	1,676
Jabil Circuit Inc.	54	1,018
KLA-Tencor Corp.	18	863
Maxim Integrated Products Inc.	33	882
Microchip Technology Inc. (d)	24	771
Microsoft Corp.	334	9,941
NeuStar Inc. - Class A (c)	26	1,023
Nokia Oyj (d)	851	2,209
Paychex Inc.	35	1,160
QUALCOMM Inc.	158	9,899
Seagate Technology	120	3,710
Yahoo! Inc. (c)	119	1,897
		92,395
MATERIALS - 8.5%
Barrick Gold Corp.	191	7,996
Bemis Co. Inc.	55	1,745
CF Industries Holdings Inc.	17	3,751
Commercial Metals Co.	121	1,597
Dow Chemical Co.	58	1,680
International Paper Co.	169	6,131
Kronos Worldwide Inc. (d)	92	1,382

See accompanying Notes to Schedules of Investments.

	Shares	Value
MeadWestvaco Corp.	56	1,705
Packaging Corp. of America	66	2,398
RPM International Inc.	68	1,939
Schweitzer-Mauduit International Inc.	26	856
Sonoco Products Co.	51	1,574
		32,754
TELECOMMUNICATION SERVICES - 9.8%
AT&T Inc.	107	4,030
BCE Inc.	200	8,809
Deutsche Telekom AG	361	4,441
France Telecom SA	264	3,202
Koninklijke KPN NV	347	2,643
Telecom Italia SpA	3,852	3,870
Telefonica SA (d)	246	3,285
Vivendi SA	196	3,810
Vodafone Group Plc	1,162	3,303
		37,393
UTILITIES - 7.5%
American Water Works Co. Inc.	45	1,681
E.ON AG	192	4,565
El Paso Electric Co.	25	853
Enel SpA	1,021	3,616
GDF Suez	152	3,378
National Grid Plc	428	4,721
RWE AG	118	5,278
Scottish & Southern Energy Plc	207	4,662
		28,754
Total Common Stocks (cost $371,299)		381,647

SHORT TERM INVESTMENTS - 2.9%
Investment Company - 0.0%
JNL Money Market Fund, 0.06% (a) (b)	171	171

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (b)	11,061	11,061
Total Short Term Investments (cost $11,232)		11,232
Total Investments - 102.5% (cost $382,531)		392,879
Other Assets and Liabilities, Net - (2.5%)		(9,552)
Total Net Assets - 100.0%		$383,327

JNL/Mellon Capital Management VIP Fund

COMMON STOCKS - 100.0%

CONSUMER DISCRETIONARY - 10.4%
Advance Auto Parts Inc.	9	$587
American Public Education Inc. (c) (d)	7	249
Apollo Group Inc. - Class A (c)	30	877
AutoZone Inc. (c)	5	1,867
Bed Bath & Beyond Inc. (c)	10	654
BJ’s Restaurants Inc. (c) (d)	10	472
Bridgepoint Education Inc. (c) (d)	19	193
Buffalo Wild Wings Inc. (c) (d)	7	587
Comcast Corp. - Class A	90	3,228
Dollar Tree Inc. (c)	10	497
Genesco Inc. (c)	15	1,025
Hibbett Sports Inc. (c)	10	594
iRobot Corp. (c) (d)	10	226
Jos. A. Bank Clothiers Inc. (c)	10	494
Kohl’s Corp.	30	1,533
Liberty Interactive Corp. (c)	24	446
Liberty Ventures - Class A	1	60
Lithia Motors Inc.	8	277
Macy’s Inc.	49	1,843
Mattel Inc.	40	1,404
Men’s Wearhouse Inc.	19	668
News Corp. - Class A	74	1,821
O’Reilly Automotive Inc. (c)	6	467
Papa John’s International Inc. (c)	9	473
Peets Coffee & Tea Inc. (c)	5	364
PetSmart Inc.	13	905
Pier 1 Imports Inc.	42	782
Red Robin Gourmet Burgers Inc. (c)	5	177
Ross Stores Inc.	35	2,243
Sinclair Broadcast Group Inc. - Class A	20	221
Standard Motor Products Inc.	8	156
Steven Madden Ltd. (c)	16	715
True Religion Apparel Inc.	10	210
Vitamin Shoppe Inc. (c)	11	625
		26,940
CONSUMER STAPLES - 4.4%
Andersons Inc.	7	258
Boston Beer Co. Inc. - Class A (c) (d)	3	362
Casey’s General Stores Inc.	7	421
Costco Wholesale Corp.	19	1,878
Elizabeth Arden Inc. (c)	11	498
Hain Celestial Group Inc. (c)	17	1,052
Hershey Co.	27	1,896
Lorillard Inc.	14	1,669
Philip Morris International Inc.	21	1,893
Smithfield Foods Inc. (c)	18	355
Susser Holdings Corp. (c)	8	278
Whole Foods Market Inc.	8	751
		11,311
ENERGY - 5.7%
Alliance Resource Partners LP	5	319
Approach Resources Inc. (c) (d)	12	364
Chevron Corp.	67	7,806
ConocoPhillips	22	1,283
ENI SpA (d)	94	2,063
FMC Technologies Inc. (c)	32	1,467
Gulfport Energy Corp. (c)	21	647
Newpark Resources Inc. (c) (d)	35	260
Phillips 66	12	535
		14,744
FINANCIALS - 12.4%
Altisource Portfolio Solutions SA (c)	9	781
AmTrust Financial Services Inc. (d)	25	637
AXA SA	152	2,260
Banco Santander SA (c)	272	2,031
Bank of the Ozarks Inc.	13	456
BB&T Corp.	63	2,088
BNP Paribas	50	2,351
Cash America International Inc.	11	409
Chubb Corp.	24	1,809
Criteria CaixaCorp SA (d)	414	1,561
DnB NOR ASA	200	2,446
First Niagara Financial Group Inc.	182	1,472
FNB Corp.	47	531
MarketAxess Holdings Inc.	13	404
Marsh & McLennan Cos. Inc.	52	1,762
Muenchener Rueckversicherungs AG	16	2,484
New York Community Bancorp Inc. (d)	127	1,795
Ocwen Financial Corp. (c)	48	1,308
People’s United Financial Inc.	122	1,480
RLI Corp.	8	519

See accompanying Notes to Schedules of Investments.

	Shares	Value
Sovran Self Storage Inc.	10	591
Texas Capital Bancshares Inc. (c)	14	684
Torchmark Corp.	38	1,955
World Acceptance Corp. (c) (d)	5	359
		32,173
HEALTH CARE - 11.3%
Abbott Laboratories	70	4,777
Air Methods Corp. (c)	5	563
Amgen Inc.	26	2,168
Amsurg Corp. (c)	12	342
Analogic Corp. (d)	5	365
athenahealth Inc. (c) (d)	13	1,210
Biogen Idec Inc. (c)	11	1,586
Forest Laboratories Inc. (c)	54	1,931
Genomic Health Inc. (c)	11	393
Gilead Sciences Inc. (c)	72	4,805
Hi-Tech Pharmacal Co. Inc. (c) (d)	5	162
Humana Inc.	19	1,338
IPC The Hospitalist Co. Inc. (c)	6	288
Luminex Corp. (c)	16	316
Medicines Co. (c)	20	515
Merck & Co. Inc.	104	4,687
Molina Healthcare Inc. (c)	17	433
Momenta Pharmaceuticals Inc. (c)	20	288
Pfizer Inc.	73	1,822
PharMerica Corp. (c)	11	139
Select Medical Holdings Corp. (c) (d)	57	637
Team Health Holdings Inc. (c)	24	658
		29,423
INDUSTRIALS - 9.1%
Acacia Research Corp. (c)	16	444
Advisory Board Co. (c)	12	570
AeroVironment Inc. (c)	8	198
Aircastle Ltd.	28	316
Alaska Air Group Inc. (c)	11	376
Avery Dennison Corp.	55	1,740
Cintas Corp.	47	1,967
Colfax Corp. (c) (d)	16	602
Curtiss-Wright Corp.	11	372
Eaton Corp. (d)	36	1,698
General Dynamics Corp.	25	1,636
General Electric Co.	88	1,998
Huron Consulting Group Inc. (c)	9	304
Kirby Corp. (c)	7	369
MasTec Inc. (c) (d)	31	613
Moog Inc. (c)	9	325
Norfolk Southern Corp.	40	2,516
Northrop Grumman Systems Corp.	27	1,778
Old Dominion Freight Line Inc. (c)	14	430
Raven Industries Inc.	13	385
Republic Services Inc. - Class A	57	1,575
Rockwell Collins Inc.	30	1,586
RR Donnelley & Sons Co. (d)	108	1,150
Team Inc. (c)	7	236
Triumph Group Inc.	7	430
		23,614
INFORMATION TECHNOLOGY - 21.0%
Apple Inc.	10	6,460
Cardtronics Inc. (c)	16	485
Ceva Inc. (c)	9	130
Check Point Software Technologies Ltd. (c)	9	436
Cisco Systems Inc.	217	4,144
Cognex Corp.	16	549
Coherent Inc. (c)	9	396
CommVault Systems Inc. (c)	16	943
CoStar Group Inc. (c)	10	775
eBay Inc. (c)	56	2,694
Entegris Inc. (c)	49	397
FARO Technologies Inc. (c)	6	264
FEI Co.	14	766
Fiserv Inc. (c)	7	492
Google Inc. - Class A (c)	6	4,576
Heartland Payment Systems Inc.	15	464
Insight Enterprises Inc. (c)	17	289
Intel Corp.	229	5,193
Intuit Inc.	13	763
Jabil Circuit Inc.	25	462
JDA Software Group Inc. (c)	15	491
Keynote Systems Inc.	6	92
KLA-Tencor Corp.	8	380
Kulicke & Soffa Industries Inc. (c)	27	283
MasterCard Inc.	4	2,000
Maxim Integrated Products Inc.	16	415
MAXIMUS Inc.	12	739
Mellanox Technologies Ltd. (c) (d)	15	1,486
Microchip Technology Inc.	11	360
Microsoft Corp.	151	4,494
MicroStrategy Inc. - Class A (c)	3	400
Nanometrics Inc. (c)	9	118
NeuStar Inc. - Class A (c)	11	445
NIC Inc.	25	369
Nokia Oyj (d)	398	1,032
OPNET Technologies Inc. (d)	9	295
OSI Systems Inc. (c)	7	557
Paychex Inc.	15	509
QUALCOMM Inc.	72	4,482
Seagate Technology	55	1,690
Sourcefire Inc. (c)	11	517
Tyler Technologies Inc. (c)	11	479
Ultimate Software Group Inc. (c)	10	1,009
Ultratech Inc. (c) (d)	10	307
Yahoo! Inc. (c)	55	874
		54,501
MATERIALS - 6.9%
Balchem Corp.	11	393
Barrick Gold Corp.	87	3,613
Buckeye Technologies Inc.	14	457
CF Industries Holdings Inc.	8	1,690
Commercial Metals Co.	113	1,495
Eastman Chemical Co.	41	2,312
Endeavour Silver Corp. (c)	33	325
First Majestic Silver Corp. (c)	40	919
Glatfelter	17	295
Innospec Inc. (c)	9	300
International Paper Co.	51	1,861
LSB Industries Inc. (c)	8	366
MeadWestvaco Corp.	52	1,606
Olin Corp.	80	1,743
Schweitzer-Mauduit International Inc.	12	400
		17,775
TELECOMMUNICATION SERVICES - 5.5%
BCE Inc.	91	3,981
Cogent Communications Group Inc.	18	404
Deutsche Telekom AG	170	2,087
France Telecom SA	124	1,504
Koninklijke KPN NV	163	1,238
Telecom Italia SpA	1,816	1,825
Telefonica SA (d)	116	1,545
Vivendi SA	92	1,797
		14,381

See accompanying Notes to Schedules of Investments.

	Shares	Value
UTILITIES - 13.3%
American Electric Power Co. Inc.	38	1,667
American Water Works Co. Inc.	20	754
CenterPoint Energy Inc.	79	1,672
Dominion Resources Inc.	31	1,639
DTE Energy Co.	29	1,736
E.ON AG	92	2,175
El Paso Electric Co.	11	390
Enel SpA	481	1,703
Entergy Corp.	21	1,486
GDF Suez	71	1,594
Integrys Energy Group Inc.	29	1,507
National Grid Plc	204	2,249
Northeast Utilities	44	1,672
Pinnacle West Capital Corp.	33	1,728
PPL Corp.	53	1,547
RWE AG	55	2,481
Scottish & Southern Energy Plc	99	2,222
Sempra Energy	58	3,749
UIL Holdings Corp.	19	671
Wisconsin Energy Corp.	47	1,769
		34,411
Total Common Stocks (cost $240,651)		259,273

SHORT TERM INVESTMENTS - 4.8%
Securities Lending Collateral - 4.8%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (b)	12,439	12,439
Total Short Term Investments (cost $12,439)		12,439
Total Investments - 104.8% (cost $253,090)		271,712
Other Assets and Liabilities, Net - (4.8%)		(12,354)
Total Net Assets - 100.0%		$259,358

JNL/Mellon Capital Management Communications Sector Fund

COMMON STOCKS - 99.2%

FINANCIALS - 4.7%
Leucadia National Corp.	230	$5,243

TELECOMMUNICATION SERVICES - 94.5%
AT&T Inc.	723	27,271
CenturyLink Inc.	130	5,232
Cincinnati Bell Inc. (c) (d)	227	1,295
Crown Castle International Corp. (c)	87	5,577
Frontier Communications Corp. (d)	1,132	5,545
Level 3 Communications Inc. (c) (d)	187	4,284
MetroPCS Communications Inc. (c)	364	4,259
NII Holdings Inc. - Class B (c) (d)	198	1,550
SBA Communications Corp. (c)	90	5,657
Sprint Nextel Corp. (c)	997	5,501
Telephone & Data Systems Inc.	116	2,977
tw telecom inc. (c)	182	4,737
Verizon Communications Inc.	605	27,554
Windstream Corp. (d)	502	5,080
		106,519
Total Common Stocks (cost $92,918)		111,762

SHORT TERM INVESTMENTS - 12.8%
Investment Company - 0.8%
JNL Money Market Fund, 0.06% (a) (b)	843	843

Securities Lending Collateral - 12.0%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (b)	13,536	13,536
Total Short Term Investments (cost $14,379)		14,379
Total Investments - 112.0% (cost $107,297)		126,141
Other Assets and Liabilities, Net - (12.0%)		(13,468)
Total Net Assets - 100.0%		$112,673

JNL/Mellon Capital Management Consumer Brands Sector Fund

COMMON STOCKS - 99.4%

CONSUMER DISCRETIONARY - 74.6%
Aaron’s Inc.	7	$203
Abercrombie & Fitch Co. - Class A	9	297
Advance Auto Parts Inc.	8	543
Aeropostale Inc. (c)	9	119
Amazon.com Inc. (c)	39	9,955
AMC Networks Inc. (c)	6	273
American Eagle Outfitters Inc.	19	402
ANN Inc. (c)	5	189
Apollo Group Inc. - Class A (c)	11	313
Arbitron Inc.	3	110
Ascena Retail Group Inc. (c)	13	289
AutoNation Inc. (c) (d)	4	190
AutoZone Inc. (c)	4	1,501
Bally Technologies Inc. (c)	4	220
Bed Bath & Beyond Inc. (c)	25	1,586
Best Buy Co. Inc.	28	486
Big Lots Inc. (c)	7	199
Bob Evans Farms Inc.	3	125
Brinker International Inc.	8	281
Buckle Inc. (d)	3	130
Cabela’s Inc. (c) (d)	5	270
Cablevision Systems Corp. - Class A	23	365
Carmax Inc. (c) (d)	25	693
Carnival Corp.	48	1,767
Cato Corp. - Class A	3	89
CBS Corp. - Class B	65	2,344
Charter Communications Inc. (c)	5	370
Cheesecake Factory Inc.	5	193
Chico’s FAS Inc.	17	317
Childrens Place Retail Stores Inc. (c)	3	155
Chipotle Mexican Grill Inc. - Class A (c)	3	1,077
Choice Hotels International Inc. (d)	3	98
Cinemark Holdings Inc.	11	251
Collective Brands Inc. (c)	6	140
Comcast Corp. - Class A	290	10,359
Cracker Barrel Old Country Store Inc.	2	162
Darden Restaurants Inc. (d)	14	777
DeVry Inc. (d)	6	136
Dick’s Sporting Goods Inc.	11	545
Dillard’s Inc. - Class A	3	237
DIRECTV (c)	68	3,567
Discovery Communications Inc. - Class A (c)	27	1,599
DISH Network Corp. - Class A	24	749
Dollar General Corp. (c)	24	1,246
Dollar Tree Inc. (c)	25	1,196

See accompanying Notes to Schedules of Investments.

	Shares	Value
Domino’s Pizza Inc.	6	233
DreamWorks Animation SKG Inc. - Class A (c) (d)	7	138
DSW Inc. - Class A	4	238
Dunkin’ Brands Group Inc.	8	237
Expedia Inc.	10	576
Express Inc. (c)	10	150
Family Dollar Stores Inc.	10	683
Foot Locker Inc.	16	573
GameStop Corp. - Class A (d)	13	277
Gannett Co. Inc.	25	445
Gap Inc.	32	1,148
Gaylord Entertainment Co. (c)	5	217
Genesco Inc. (c)	3	182
GNC Holdings Inc. - Class A	9	333
Group 1 Automotive Inc. (d)	2	144
Guess? Inc. (d)	7	173
H&R Block Inc. (d)	29	500
Hillenbrand Inc.	7	119
Home Depot Inc.	163	9,849
HSN Inc.	4	205
Hyatt Hotels Corp. - Class A (c)	6	248
International Game Technology	28	373
Interpublic Group of Cos. Inc.	48	533
J.C. Penney Co. Inc. (d)	15	369
Jack in the Box Inc. (c)	5	130
John Wiley & Sons Inc. - Class A	5	231
Kohl’s Corp.	23	1,189
Lamar Advertising Co. - Class A (c) (d)	6	225
Las Vegas Sands Corp.	38	1,779
Liberty Global Inc. - Class A (c)	27	1,648
Liberty Interactive Corp. (c)	56	1,039
Liberty Media Corp. - Class A (c)	12	1,247
Liberty Ventures - Class A	3	151
Life Time Fitness Inc. (c) (d)	4	191
Limited Brands Inc.	26	1,264
Live Nation Inc. (c)	15	131
Lowe’s Cos. Inc.	124	3,736
Macy’s Inc.	43	1,627
Madison Square Garden Inc. - Class A (c)	7	267
Marriott International Inc. - Class A	27	1,069
Marriott Vacations Worldwide Corp. (c)	3	112
Matthews International Corp. - Class A	3	87
McDonald’s Corp.	109	10,014
McGraw-Hill Cos. Inc.	30	1,659
Men’s Wearhouse Inc.	5	178
Meredith Corp. (d)	4	133
MGM Resorts International (c)	40	433
Morningstar Inc.	3	168
NetFlix Inc. (c) (d)	6	323
New York Times Co. - Class A (c)	13	127
News Corp. - Class A	220	5,407
Nordstrom Inc.	17	916
O’Reilly Automotive Inc. (c)	13	1,080
Omnicom Group Inc.	29	1,472
Orient-Express Hotels Ltd. - Class A (c) (d)	9	83
Panera Bread Co. - Class A (c)	3	528
Papa John’s International Inc. (c)	2	101
Penn National Gaming Inc. (c)	7	315
PetSmart Inc.	12	804
Pier 1 Imports Inc.	11	212
Priceline.com Inc. (c)	5	3,339
Regal Entertainment Group - Class A (d)	8	119
Regis Corp.	6	116
Rent-A-Center Inc.	6	220
Ross Stores Inc.	24	1,554
Royal Caribbean Cruises Ltd. (d)	15	468
Saks Inc. (c) (d)	12	121
Sally Beauty Holdings Inc. (c)	17	433
Scholastic Corp.	3	94
Scientific Games Corp. - Class A (c) (d)	7	58
Scripps Networks Interactive Inc. - Class A	9	569
Sears Holdings Corp. (c) (d)	4	215
Service Corp. International	24	320
Shutterfly Inc. (c) (d)	3	102
Signet Jewelers Ltd.	9	420
Sirius XM Radio Inc. (c)	410	1,067
Six Flags Entertainment Corp.	6	333
Sotheby’s - Class A	8	237
Staples Inc. (d)	74	855
Starbucks Corp.	82	4,177
Starwood Hotels & Resorts Worldwide Inc.	21	1,225
Strayer Education Inc. (d)	1	87
Target Corp.	71	4,501
Tiffany & Co.	13	801
Time Warner Cable Inc.	33	3,155
Time Warner Inc.	103	4,658
TJX Cos. Inc.	80	3,571
Tractor Supply Co.	8	746
TripAdvisor Inc. (c)	12	392
Ulta Salon Cosmetics & Fragrance Inc.	6	609
Urban Outfitters Inc. (c)	12	437
Vail Resorts Inc. (d)	4	226
Valassis Communications Inc. (c) (d)	4	107
Viacom Inc. - Class B	51	2,749
Vitamin Shoppe Inc. (c)	3	194
Walt Disney Co.	194	10,152
Washington Post Co. - Class B (d)	—	177
Weight Watchers International Inc. (d)	3	160
Wendy’s Co.	30	138
Williams-Sonoma Inc.	9	413
WMS Industries Inc. (c)	6	98
Wyndham Worldwide Corp.	15	811
Wynn Resorts Ltd.	8	980
Yum! Brands Inc.	49	3,276
		158,612
CONSUMER STAPLES - 16.4%
Casey’s General Stores Inc.	4	233
Costco Wholesale Corp.	47	4,687
CVS Caremark Corp.	138	6,669
Harris Teeter Supermarkets Inc.	5	213
Kroger Co.	59	1,391
Rite Aid Corp. (c) (d)	82	96
Safeway Inc. (d)	26	425
Sysco Corp.	64	1,989
The Fresh Market Inc. (c)	4	268
United Natural Foods Inc. (c)	5	304
Wal-Mart Stores Inc.	182	13,423
Walgreen Co.	93	3,383
Whole Foods Market Inc.	19	1,814
		34,895
HEALTH CARE - 2.5%
AmerisourceBergen Corp.	27	1,048
Cardinal Health Inc.	37	1,442
Chemed Corp.	2	144
McKesson Corp.	26	2,201
Omnicare Inc.	12	403
VCA Antech Inc. (c)	9	185
		5,423
INDUSTRIALS - 2.6%
Alaska Air Group Inc. (c)	8	271
Avis Budget Group Inc. (c)	11	175
Copart Inc. (c)	12	324

See accompanying Notes to Schedules of Investments.

	Shares	Value
Delta Air Lines Inc. (c)	91	835
Dollar Thrifty Automotive Group Inc. (c) (d)	3	262
Dun & Bradstreet Corp.	5	381
Hertz Global Holdings Inc. (c) (d)	32	441
IHS Inc. - Class A (c)	5	518
JetBlue Airways Corp. (c) (d)	24	115
Nielsen Holdings NV (c)	13	400
Rollins Inc.	7	166
Southwest Airlines Co.	81	712
United Continental Holdings Inc. (c) (d)	36	699
US Airways Group Inc. (c)	18	190
		5,489
INFORMATION TECHNOLOGY - 3.3%
Acxiom Corp. (c)	8	151
Dolby Laboratories Inc. - Class A (c) (d)	5	175
eBay Inc. (c)	126	6,078
FactSet Research Systems Inc. (d)	4	418
OpenTable Inc. (c) (d)	2	96
ValueClick Inc. (c)	8	132
WebMD Health Corp. - Class A (c)	5	72
		7,122
Total Common Stocks (cost $183,659)		211,541

SHORT TERM INVESTMENTS - 5.7%
Investment Company - 2.1%
JNL Money Market Fund, 0.06% (a) (b)	4,422	4,422

Securities Lending Collateral - 3.6%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (b)	7,710	7,710
Total Short Term Investments (cost $12,132)		12,132
Total Investments - 105.1% (cost $195,791)		223,673
Other Assets and Liabilities, Net - (5.1%)		(10,915)
Total Net Assets - 100.0%		$212,758

JNL/Mellon Capital Management Financial Sector Fund

COMMON STOCKS - 99.7%

FINANCIALS - 94.3%
ACE Ltd.	32	$2,401
Affiliated Managers Group Inc. (c)	5	593
AFLAC Inc.	44	2,103
Alexander & Baldwin Inc.	4	115
Alexandria Real Estate Equities Inc.	6	433
Alleghany Corp. (c)	2	547
Allied World Assurance Co. Holdings Ltd.	3	259
Allstate Corp.	45	1,798
American Campus Communities Inc.	9	373
American Capital Agency Corp.	32	1,106
American Express Co.	93	5,276
American Financial Group Inc.	7	281
American International Group Inc. (c)	110	3,599
American Realty Capital Trust Inc.	16	188
American Tower Corp.	37	2,643
Ameriprise Financial Inc.	20	1,124
Annaly Capital Management Inc. (d)	91	1,538
Aon Plc - Class A	30	1,581
Apartment Investment & Management Co. - Class A	12	316
Arch Capital Group Ltd. (c)	13	538
Argo Group International Holdings Ltd.	2	80
Arthur J Gallagher & Co.	11	408
Aspen Insurance Holdings Ltd. (d)	7	211
Associated Bancorp	17	222
Assurant Inc.	8	285
Assured Guaranty Ltd.	16	216
Astoria Financial Corp. (d)	7	69
AvalonBay Communities Inc.	9	1,234
Axis Capital Holdings Ltd.	11	391
BancorpSouth Inc.	8	117
Bank of America Corp.	1,010	8,916
Bank of Hawaii Corp.	4	194
Bank of New York Mellon Corp. (a)	111	2,509
BB&T Corp.	65	2,171
Berkshire Hathaway Inc. - Class B (c)	172	15,178
BioMed Realty Trust Inc.	15	272
BlackRock Inc.	12	2,153
BOK Financial Corp.	3	149
Boston Properties Inc.	14	1,562
Brandywine Realty Trust	13	165
BRE Properties Inc. - Class A	7	342
Brown & Brown Inc.	11	288
Camden Property Trust	8	515
Capital One Financial Corp.	54	3,105
CapitalSource Inc.	21	162
Capitol Federal Financial Inc.	14	170
Cash America International Inc.	3	111
Cathay General Bancorp (d)	7	126
CBL & Associates Properties Inc. (d)	14	303
CBOE Holdings Inc.	8	242
CBRE Group Inc. - Class A (c)	29	525
Charles Schwab Corp.	101	1,295
Chimera Investment Corp.	97	262
Chubb Corp.	25	1,904
Cincinnati Financial Corp. (d)	14	522
CIT Group Inc. (c)	19	742
Citigroup Inc.	275	8,992
City National Corp.	4	229
CME Group Inc.	28	1,632
CNO Financial Group Inc.	20	189
Colonial Properties Trust	8	164
Comerica Inc.	18	563
Commerce Bancshares Inc.	7	286
CommonWealth REIT	8	123
Corporate Office Properties Trust	7	166
Cullen/Frost Bankers Inc.	6	334
CYS Investments Inc.	17	234
DCT Industrial Trust Inc.	24	153
DDR Corp. (d)	22	337
DiamondRock Hospitality Co.	18	178
Digital Realty Trust Inc. (d)	11	797
Discover Financial Services	48	1,923
Douglas Emmett Inc.	12	283
Duke Realty Corp.	26	380
DuPont Fabros Technology Inc. (d)	6	143
E*Trade Financial Corp. (c)	25	223
East West Bancorp Inc.	13	278
EastGroup Properties Inc.	3	149
Eaton Vance Corp. (d)	11	313
Endurance Specialty Holdings Ltd.	4	157
Entertainment Properties Trust	5	202
Equity Lifestyle Properties Inc.	4	250
Equity Residential	28	1,623
Erie Indemnity Co. - Class A	2	156
Essex Property Trust Inc.	3	491
Everest Re Group Ltd.	5	534
Extra Space Storage Inc.	9	302
EZCORP Inc. (c)	4	93

See accompanying Notes to Schedules of Investments.

	Shares	Value
Federal Realty Investment Trust	6	633
Federated Investors Inc. - Class B (d)	9	183
Fidelity National Financial Inc. - Class A	20	425
Fifth Third Bancorp	86	1,336
First American Financial Corp. (d)	10	219
First Financial Bankshares Inc.	3	102
First Horizon National Corp.	23	226
First Midwest Bancorp Inc. (d)	6	72
First Niagara Financial Group Inc.	33	267
First Republic Bank	6	222
FirstMerit Corp.	10	155
FNB Corp.	13	151
Forest City Enterprises Inc. - Class A (c)	13	203
Franklin Resources Inc.	13	1,628
Franklin Street Properties Corp.	6	72
Fulton Financial Corp.	19	183
General Growth Properties Inc.	43	836
Genworth Financial Inc. - Class A (c)	46	242
Glacier Bancorp Inc. (d)	6	92
Goldman Sachs Group Inc.	42	4,817
Greenhill & Co. Inc. (d)	2	127
Hancock Holding Co.	8	234
Hanover Insurance Group Inc.	4	155
Hartford Financial Services Group Inc.	41	794
Hatteras Financial Corp.	9	256
HCC Insurance Holdings Inc.	10	329
HCP Inc.	40	1,788
Health Care REIT Inc.	24	1,377
Healthcare Realty Trust Inc.	7	164
Highwoods Properties Inc.	7	230
Home Properties Inc. (d)	5	286
Horace Mann Educators Corp. (d)	3	63
Hospitality Properties Trust	12	276
Host Hotels & Resorts Inc.	68	1,087
Howard Hughes Corp. (c)	2	173
Hudson City Bancorp Inc.	45	355
Huntington Bancshares Inc.	81	556
IberiaBank Corp.	3	120
IntercontinentalExchange Inc. (c)	7	910
International Bancshares Corp.	5	102
Invesco Ltd.	42	1,045
Invesco Mortgage Capital Inc.	11	222
Janus Capital Group Inc. (d)	16	155
Jefferies Group Inc.	12	166
Jones Lang LaSalle Inc.	4	319
JPMorgan Chase & Co.	356	14,405
Kemper Corp.	4	132
KeyCorp	88	772
Kilroy Realty Corp.	6	290
Kimco Realty Corp.	38	772
LaSalle Hotel Properties	8	221
Legg Mason Inc.	11	281
Lexington Realty Trust (d)	13	122
Liberty Property Trust (d)	11	405
Lincoln National Corp.	26	635
Loews Corp.	30	1,220
M&T Bank Corp. (d)	11	1,078
Macerich Co.	12	713
Mack-Cali Realty Corp.	8	209
Markel Corp. (c)	1	393
Marsh & McLennan Cos. Inc.	51	1,731
MB Financial Inc.	5	92
MBIA Inc. (c)	14	138
Mercury General Corp.	4	144
MetLife Inc.	100	3,446
MFA Financial Inc.	34	285
Mid-America Apartment Communities Inc.	4	254
Montpelier Re Holdings Ltd. (d)	6	129
Moody’s Corp.	18	799
Morgan Stanley	130	2,168
MSCI Inc. - Class A (c)	11	409
NASDAQ OMX Group Inc.	11	260
National Penn Bancshares Inc.	11	100
National Retail Properties Inc. (d)	10	295
New York Community Bancorp Inc. (d)	41	582
Northern Trust Corp.	21	978
NYSE Euronext	23	569
Ocwen Financial Corp. (c)	11	289
Old National Bancorp	10	138
Old Republic International Corp.	23	211
Omega Healthcare Investors Inc. (d)	10	220
PacWest Bancorp	2	56
Park National Corp. (d)	1	75
PartnerRe Ltd.	6	440
People’s United Financial Inc.	33	401
Piedmont Office Realty Trust Inc.	16	276
Platinum Underwriters Holdings Ltd.	3	128
Plum Creek Timber Co. Inc.	15	665
PNC Financial Services Group Inc.	50	3,130
Popular Inc. (c)	10	172
Post Properties Inc.	5	244
Potlatch Corp.	3	129
Principal Financial Group Inc.	26	701
PrivateBancorp Inc.	5	81
ProAssurance Corp.	3	268
Progressive Corp.	53	1,090
ProLogis Inc.	43	1,513
Prosperity Bancshares Inc.	4	185
Protective Life Corp.	8	198
Provident Financial Services Inc. (d)	5	81
Prudential Financial Inc.	44	2,389
Public Storage	13	1,877
Raymond James Financial Inc.	10	385
Rayonier Inc.	12	564
Realty Income Corp. (d)	13	512
Redwood Trust Inc. (d)	6	82
Regency Centers Corp.	8	411
Regions Financial Corp.	132	954
Reinsurance Group of America Inc.	7	401
RenaissanceRe Holdings Ltd.	5	366
RLI Corp.	2	115
SEI Investments Co.	13	270
Selective Insurance Group	4	82
Senior Housing Properties Trust	16	355
Signature Bank (c)	4	295
Simon Property Group Inc.	28	4,304
SL Green Realty Corp. (d)	8	677
SLM Corp.	44	695
Sovran Self Storage Inc.	3	174
St. Joe Co. (c) (d)	9	166
StanCorp Financial Group Inc.	4	126
Starwood Property Trust Inc.	11	249
State Street Corp.	45	1,889
Stifel Financial Corp. (c)	5	158
Sunstone Hotel Investors Inc. (c)	11	122
SunTrust Banks Inc.	50	1,427
Susquehanna Bancshares Inc.	17	177
SVB Financial Group (c)	4	229
Synovus Financial Corp. (d)	64	153
T. Rowe Price Group Inc.	24	1,506
Tanger Factory Outlet Centers Inc.	9	285
Taubman Centers Inc.	5	413
TCF Financial Corp. (d)	15	173
TD Ameritrade Holding Corp.	22	340
Texas Capital Bancshares Inc. (c)	4	201
TFS Financial Corp. (c)	9	79

See accompanying Notes to Schedules of Investments.

	Shares	Value
Torchmark Corp.	9	459
Tower Group Inc. (d)	3	61
Travelers Cos. Inc.	36	2,470
Trustmark Corp.	6	135
Two Harbors Investment Corp.	25	298
U.S. Bancorp	178	6,098
UDR Inc.	23	563
UMB Financial Corp.	3	149
Umpqua Holdings Corp.	11	140
United Bankshares Inc. (d)	4	108
Unum Group	26	504
Validus Holdings Ltd.	8	288
Valley National Bancorp (d)	19	186
Ventas Inc.	28	1,720
Vornado Realty Trust	16	1,295
Waddell & Reed Financial Inc. - Class A (d)	8	273
Washington Federal Inc.	10	164
Washington REIT	6	174
Webster Financial Corp.	7	169
Weingarten Realty Investors	10	291
Wells Fargo & Co.	460	15,885
Westamerica Bancorporation (d)	3	127
Weyerhaeuser Co.	50	1,317
White Mountains Insurance Group Ltd.	1	268
Willis Group Holdings Plc	16	601
Wintrust Financial Corp.	3	115
WR Berkley Corp.	10	391
XL Group Plc	29	689
Zions Bancorp	17	357
		221,772
INDUSTRIALS - 0.2%
Equifax Inc.	11	524

INFORMATION TECHNOLOGY - 5.2%
MasterCard Inc. - Class A	10	4,537
Visa Inc. - Class A	49	6,594
Western Union Co.	57	1,032
		12,163
Total Common Stocks (cost $214,502)		234,459

SHORT TERM INVESTMENTS - 3.7%
Investment Company - 0.7%
JNL Money Market Fund, 0.06% (a) (b)	1,573	1,573

Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (b)	7,070	7,070
Total Short Term Investments (cost $8,643)		8,643
Total Investments - 103.4% (cost $223,145)		243,102
Other Assets and Liabilities, Net - (3.4%)		(7,893)
Total Net Assets - 100.0%		$235,209

JNL/Mellon Capital Management Healthcare Sector Fund

COMMON STOCKS - 99.6%

HEALTH CARE - 99.6%
Abbott Laboratories	379	$25,983
Acorda Therapeutics Inc. (c)	10	244
Aetna Inc.	81	3,189
Alere Inc. (c)	19	365
Alexion Pharmaceuticals Inc. (c)	46	5,316
Align Technology Inc. (c) (d)	17	617
Alkermes Plc (c) (d)	28	587
Allergan Inc.	74	6,816
AMERIGROUP Corp. (c)	12	1,059
Amgen Inc.	186	15,703
Ariad Pharmaceuticals Inc. (c)	40	960
Auxilium Pharmaceuticals Inc. (c) (d)	11	280
Baxter International Inc.	132	7,977
Becton Dickinson & Co.	48	3,803
Bio-Rad Laboratories Inc. - Class A (c)	5	515
Biogen Idec Inc. (c)	57	8,486
BioMarin Pharmaceutical Inc. (c)	29	1,182
Boston Scientific Corp. (c)	343	1,969
Bristol-Myers Squibb Co.	406	13,694
Brookdale Senior Living Inc. (c)	24	551
CareFusion Corp. (c)	54	1,531
Celgene Corp. (c)	104	7,927
Centene Corp. (c)	12	465
Cepheid Inc. (c)	16	537
Charles River Laboratories International Inc. (c)	12	465
CIGNA Corp.	70	3,303
Community Health Systems Inc. (c)	23	656
Cooper Cos. Inc.	11	1,074
Covance Inc. (c)	13	623
Coventry Health Care Inc.	32	1,349
Covidien Plc	116	6,904
CR Bard Inc.	19	1,973
Cubist Pharmaceuticals Inc. (c)	15	728
DaVita Inc. (c)	21	2,137
Dendreon Corp. (c) (d)	41	196
Dentsply International Inc.	35	1,325
Edwards Lifesciences Corp. (c)	28	2,989
Eli Lilly & Co.	247	11,703
Endo Pharmaceuticals Holdings Inc. (c)	28	898
Express Scripts Holding Co. (c)	196	12,281
Forest Laboratories Inc. (c)	56	2,010
Gilead Sciences Inc. (c)	183	12,129
Haemonetics Corp. (c)	6	483
HCA Holdings Inc.	39	1,310
Health Management Associates Inc. - Class A (c)	63	528
Health Net Inc. (c)	20	444
Healthsouth Corp. (c)	24	566
Henry Schein Inc. (c)	21	1,691
Hill-Rom Holdings Inc.	16	454
HMS Holdings Corp. (c)	20	672
Hologic Inc. (c)	63	1,280
Hospira Inc. (c)	40	1,306
Humana Inc.	39	2,729
Idexx Laboratories Inc. (c)	13	1,315
Illumina Inc. (c) (d)	29	1,414
Impax Laboratories Inc. (c)	16	418
Incyte Corp. (c) (d)	30	548
Intuitive Surgical Inc. (c)	10	4,796
Isis Pharmaceuticals Inc. (c) (d)	24	336
Jazz Pharmaceuticals Plc (c)	11	618
Johnson & Johnson	666	45,864
Laboratory Corp. of America Holdings (c)	23	2,132
Life Technologies Corp. (c)	42	2,059
LifePoint Hospitals Inc. (c)	11	485
Magellan Health Services Inc. (c)	7	343
Masimo Corp. (c)	12	285
Medicis Pharmaceutical Corp. - Class A	15	629
Medivation Inc. (c) (d)	18	1,023
Mednax Inc. (c)	12	884
Medtronic Inc.	247	10,635
Merck & Co. Inc.	735	33,165

See accompanying Notes to Schedules of Investments.

	Shares	Value
Mylan Inc. (c)	98	2,388
Myriad Genetics Inc. (c)	20	545
Nektar Therapeutics (c) (d)	26	283
NuVasive Inc. (c)	10	232
Onyx Pharmaceuticals Inc. (c)	16	1,348
Owens & Minor Inc.	16	476
Par Pharmaceutical Cos. Inc. (c)	9	429
Parexel International Corp. (c)	14	421
Patterson Cos. Inc.	21	703
PDL BioPharma Inc.	33	258
Perrigo Co.	21	2,438
Pfizer Inc.	1,803	44,810
Pharmacyclics Inc. (c) (d)	12	772
PSS World Medical Inc. (c)	13	294
Quest Diagnostics Inc.	38	2,419
Questcor Pharmaceuticals Inc. (c) (d)	14	254
Regeneron Pharmaceuticals Inc. (c)	18	2,781
ResMed Inc. (d)	34	1,371
Salix Pharmaceuticals Ltd. (c)	12	525
Seattle Genetics Inc. (c) (d)	25	666
Sirona Dental Systems Inc. (c)	13	751
St. Jude Medical Inc.	76	3,212
STERIS Corp.	15	517
Stryker Corp.	70	3,869
Techne Corp.	8	602
Teleflex Inc.	10	655
Tenet Healthcare Corp. (c)	96	605
Theravance Inc. (c) (d)	16	427
Thermo Fisher Scientific Inc.	88	5,169
Thoratec Corp. (c)	14	475
United Therapeutics Corp. (c)	12	668
UnitedHealth Group Inc.	250	13,828
Universal Health Services Inc. - Class B	21	972
Varian Medical Systems Inc. (c)	27	1,608
Vertex Pharmaceuticals Inc. (c)	52	2,934
ViroPharma Inc. (c)	17	502
Vivus Inc. (c) (d)	23	412
Volcano Corp. (c)	13	379
Warner Chilcott Plc - Class A	42	562
Waters Corp. (c)	21	1,756
Watson Pharmaceuticals Inc. (c)	31	2,628
WellCare Health Plans Inc. (c)	10	593
WellPoint Inc.	78	4,539
West Pharmaceutical Services Inc.	8	415
Zimmer Holdings Inc.	42	2,855
Total Common Stocks (cost $340,523)		405,257
SHORT TERM INVESTMENTS - 2.5%
Investment Company - 0.9%
JNL Money Market Fund, 0.06% (a) (b)	3,668	3,668
Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (b)	6,589	6,589
Total Short Term Investments (cost $10,257)		10,257
Total Investments - 102.1% (cost $350,780)		415,514
Other Assets and Liabilities, Net - (2.1%)		(8,599)
Total Net Assets - 100.0%		$406,915

JNL/Mellon Capital Management Oil & Gas Sector Fund

COMMON STOCKS - 99.8%

ENERGY - 99.3%
Anadarko Petroleum Corp.	289	$20,212
Apache Corp.	226	19,569
Atwood Oceanics Inc. (c)	34	1,525
Baker Hughes Inc.	255	11,548
Berry Petroleum Co. - Class A (d)	28	1,122
Bill Barrett Corp. (c) (d)	27	666
Bristow Group Inc.	20	1,021
Cabot Oil & Gas Corp. - Class A	121	5,445
Cameron International Corp. (c)	144	8,051
CARBO Ceramics Inc. (d)	11	671
Carrizo Oil & Gas Inc. (c) (d)	23	576
Cheniere Energy Inc. (c)	122	1,897
Chesapeake Energy Corp. (d)	303	5,716
Chevron Corp.	1,138	132,641
Cimarex Energy Co.	50	2,924
Cobalt International Energy Inc. (c)	104	2,307
Comstock Resources Inc. (c) (d)	26	478
Concho Resources Inc. (c)	59	5,621
ConocoPhillips	700	40,047
Continental Resources Inc. (c) (d)	33	2,508
Core Laboratories NV (d)	27	3,332
Denbury Resources Inc. (c)	227	3,672
Devon Energy Corp.	217	13,150
Diamond Offshore Drilling Inc.	38	2,491
Dresser-Rand Group Inc. (c)	44	2,425
Dril-Quip Inc. (c)	22	1,551
Energen Corp.	43	2,240
Ensco Plc - Class A	129	7,011
EOG Resources Inc.	156	17,498
EQT Corp.	87	5,135
EXCO Resources Inc. (d)	84	675
Exterran Holdings Inc. (c)	40	817
Exxon Mobil Corp.	2,695	246,483
FMC Technologies Inc. (c)	138	6,368
Forest Oil Corp. (c) (d)	73	620
Gulfport Energy Corp. (c)	28	879
Halliburton Co.	539	18,156
Helix Energy Solutions Group Inc. (c)	54	992
Helmerich & Payne Inc.	57	2,710
Hess Corp.	173	9,302
HollyFrontier Corp.	113	4,677
Key Energy Services Inc. (c)	81	568
Kinder Morgan Inc.	322	11,436
Kodiak Oil & Gas Corp. (c) (d)	157	1,474
Lufkin Industries Inc. (d)	20	1,089
Marathon Oil Corp.	408	12,070
Marathon Petroleum Corp.	195	10,661
McDermott International Inc. (c)	138	1,692
McMoRan Exploration Co. (c) (d)	58	685
Murphy Oil Corp.	108	5,783
Nabors Industries Ltd. (c)	169	2,374
National Oilwell Varco Inc.	248	19,843
Newfield Exploration Co. (c)	79	2,487
Noble Corp.	147	5,277
Noble Energy Inc.	104	9,608
Oasis Petroleum Inc. (c)	42	1,249
Occidental Petroleum Corp.	469	40,371
Oceaneering International Inc.	63	3,508
Oil States International Inc. (c)	30	2,399
Patterson-UTI Energy Inc. (d)	85	1,348
Phillips 66	354	16,400
Pioneer Natural Resources Co.	71	7,461

See accompanying Notes to Schedules of Investments.

	Shares	Value
Plains Exploration & Production Co. (c)	76	2,837
QEP Resources Inc.	103	3,249
Range Resources Corp.	92	6,445
Rosetta Resources Inc. (c)	32	1,520
Rowan Cos. Plc - Class A (c)	73	2,469
SandRidge Energy Inc. (c) (d)	206	1,435
Schlumberger Ltd.	769	55,643
SEACOR Holdings Inc. (c)	12	990
SM Energy Co.	38	2,039
Southwestern Energy Co. (c) (d)	203	7,075
Sunoco Inc.	60	2,798
Superior Energy Services Inc. (c)	93	1,912
Swift Energy Co. (c) (d)	27	560
Tesoro Corp.	82	3,421
Tidewater Inc.	28	1,356
Transocean Ltd.	208	9,339
Ultra Petroleum Corp. (c) (d)	89	1,964
Unit Corp. (c)	26	1,065
Valero Energy Corp.	321	10,183
Weatherford International Ltd. (c)	439	5,570
Whiting Petroleum Corp. (c)	69	3,247
Williams Cos. Inc.	362	12,656
WPX Energy Inc. (c)	115	1,906
		912,191
INDUSTRIALS - 0.1%
Chart Industries Inc. (c)	18	1,311
INFORMATION TECHNOLOGY - 0.1%
First Solar Inc. (c) (d)	34	758
UTILITIES - 0.3%
OGE Energy Corp.	57	3,136
Total Common Stocks (cost $818,227)		917,396
SHORT TERM INVESTMENTS - 2.6%
Investment Company - 0.2%
JNL Money Market Fund, 0.06% (a) (b)	1,485	1,485
Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (b)	21,814	21,814
Total Short Term Investments (cost $23,299)		23,299
Total Investments - 102.4% (cost $841,526)		940,695
Other Assets and Liabilities, Net - (2.4%)		(21,732)
Total Net Assets - 100.0%		$918,963

JNL/Mellon Capital Management Technology Sector Fund

COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 0.2%
Garmin Ltd. (d)	23	$976
HEALTH CARE - 0.7%
Allscripts-Misys Healthcare Solutions Inc. (c)	37	460
athenahealth Inc. (c) (d)	7	626
Cerner Corp. (c)	29	2,213
Quality Systems Inc. (d)	7	130
		3,429
INDUSTRIALS - 0.1%
Pitney Bowes Inc. (d)	39	545
INFORMATION TECHNOLOGY - 98.6%
3D Systems Corp. (c) (d)	9	289
ACI Worldwide Inc. (c)	7	312
Acme Packet Inc. (c) (d)	12	199
Adobe Systems Inc. (c)	95	3,087
ADTRAN Inc. (d)	13	229
Advanced Micro Devices Inc. (c) (d)	116	391
Advent Software Inc. (c)	6	147
Akamai Technologies Inc. (c)	35	1,331
Altera Corp.	62	2,124
Amdocs Ltd.	33	1,092
Analog Devices Inc.	57	2,250
Ansys Inc. (c)	18	1,324
AOL Inc. (c)	18	647
Apple Inc.	175	116,927
Applied Materials Inc.	244	2,720
Ariba Inc. (c)	20	882
Arris Group Inc. (c)	21	271
Aruba Networks Inc. (c) (d)	22	488
Aspen Technology Inc. (c)	19	481
Atmel Corp. (c)	87	460
Autodesk Inc. (c)	44	1,464
BMC Software Inc. (c)	29	1,219
Broadcom Corp. - Class A	101	3,494
Brocade Communications Systems Inc. (c)	85	504
CA Inc.	69	1,773
Cabot Microelectronics Corp.	4	155
CACI International Inc. - Class A (c)	5	256
Cadence Design Systems Inc. (c)	54	697
Cavium Inc. (c) (d)	9	302
Ciena Corp. (c) (d)	18	251
Cirrus Logic Inc. (c)	12	478
Cisco Systems Inc.	1,043	19,915
Citrix Systems Inc. (c)	36	2,770
Cognizant Technology Solutions Corp. - Class A (c)	59	4,114
CommVault Systems Inc. (c)	8	474
Computer Sciences Corp.	30	970
Compuware Corp. (c)	43	430
Concur Technologies Inc. (c) (d)	9	681
Corning Inc.	294	3,870
Cree Inc. (c) (d)	22	564
Cymer Inc. (c) (d)	5	272
Cypress Semiconductor Corp.	30	317
Dell Inc.	293	2,889
Diebold Inc.	12	419
DST Systems Inc.	7	399
Earthlink Inc.	23	163
Electronics for Imaging Inc. (c)	9	143
EMC Corp. (c)	415	11,313
Equinix Inc. (c) (d)	9	1,950
F5 Networks Inc. (c)	15	1,604
Facebook Inc. - Class A (c) (d)	98	2,118
Fair Isaac Corp.	6	284
Fairchild Semiconductor International Inc. (c)	26	337
Finisar Corp. (c) (d)	18	260
Fortinet Inc. (c)	26	623
Gartner Inc. - Class A (c)	18	846
Google Inc. - Class A (c)	49	37,185
Harris Corp.	22	1,132
Hewlett-Packard Co.	385	6,562
Hittite Microwave Corp. (c)	6	315
IAC/InterActiveCorp.	16	824
Informatica Corp. (c)	21	742
Ingram Micro Inc. - Class A (c)	30	462

See accompanying Notes to Schedules of Investments.

	Shares	Value
Insight Enterprises Inc. (c)	9	162
Integrated Device Technology Inc. (c) (d)	27	156
Intel Corp.	983	22,305
InterDigital Inc. (d)	9	336
International Business Machines Corp.	205	42,549
International Rectifier Corp. (c) (d)	14	237
Intersil Corp. - Class A	26	226
Intuit Inc.	55	3,213
j2 Global Inc. (d)	9	284
JDA Software Group Inc. (c) (d)	9	275
JDS Uniphase Corp. (c)	46	564
Juniper Networks Inc. (c)	102	1,745
KLA-Tencor Corp.	32	1,548
Lam Research Corp. (c)	37	1,170
Lexmark International Inc. - Class A (d)	13	296
Linear Technology Corp.	45	1,441
LSI Corp. (c)	111	766
Marvell Technology Group Ltd.	96	880
Maxim Integrated Products Inc.	57	1,519
Mentor Graphics Corp. (c)	19	296
Microchip Technology Inc. (d)	37	1,210
Micron Technology Inc. (c)	200	1,196
Micros Systems Inc. (c)	16	779
Microsemi Corp. (c)	18	358
Microsoft Corp.	1,427	42,482
Motorola Solutions Inc.	56	2,807
NCR Corp. (c)	31	723
NetApp Inc. (c)	70	2,302
Nuance Communications Inc. (c) (d)	48	1,204
Nvidia Corp. (c)	120	1,594
Omnivision Technologies Inc. (c) (d)	11	153
ON Semiconductor Corp. (c)	89	550
Oracle Corp.	747	23,517
Parametric Technology Corp. (c)	23	507
Plantronics Inc.	9	308
PMC - Sierra Inc. (c)	44	246
Polycom Inc. (c)	33	322
Progress Software Corp. (c)	13	272
QLIK Technologies Inc. (c)	16	350
QLogic Corp. (c)	20	231
QUALCOMM Inc.	335	20,948
Quest Software Inc. (c)	11	303
Rackspace Hosting Inc. (c) (d)	22	1,442
Red Hat Inc. (c)	37	2,120
RF Micro Devices Inc. (c)	52	204
Riverbed Technology Inc. (c)	31	728
Rovi Corp. (c)	22	321
SAIC Inc.	65	780
Salesforce.com Inc.	25	3,836
SanDisk Corp. (c)	47	2,042
Seagate Technology (d)	72	2,233
Semtech Corp. (c)	13	329
Silicon Laboratories Inc. (c)	8	297
Skyworks Solutions Inc. (c)	37	868
SolarWinds Inc. (c)	12	666
Solera Holdings Inc.	14	599
Symantec Corp. (c)	138	2,478
Synaptics Inc. (c) (d)	7	170
Synopsys Inc. (c)	29	944
Tech Data Corp. (c)	8	372
Tellabs Inc.	68	241
Teradata Corp. (c)	33	2,498
Teradyne Inc. (c)	35	503
Tessera Technologies Inc.	10	131
Texas Instruments Inc.	224	6,159
TIBCO Software Inc. (c)	32	955
TriQuint Semiconductor Inc. (c)	31	156
Ultimate Software Group Inc. (c)	5	536
Unisys Corp. (c)	7	153
VeriFone Holdings Inc. (c)	20	562
VeriSign Inc. (c) (d)	31	1,500
ViaSat Inc. (c) (d)	8	316
VMware Inc. - Class A (c)	17	1,621
Western Digital Corp.	44	1,713
Xerox Corp.	254	1,861
Xilinx Inc.	51	1,691
Yahoo! Inc. (c)	216	3,456
		478,002
Total Common Stocks (cost $396,880)		482,952
SHORT TERM INVESTMENTS - 2.7%
Investment Company - 0.4%
JNL Money Market Fund, 0.06% (a) (b)	2,052	2,052
Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (b)	11,009	11,009
Total Short Term Investments (cost $13,061)		13,061
Total Investments - 102.3% (cost $409,941)		496,013
Other Assets and Liabilities, Net - (2.3%)		(11,116)
Total Net Assets - 100.0%		$484,897

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments

September 30, 2012

(a)         Investment in affiliate.

(b)         Yield changes daily to reflect current market conditions.  Rate was the quoted yield as of September 30, 2012.

(c)          Non-income producing security.

(d)         All or portion of the security was on loan.

(e)          Security fair valued in good faith in accordance with the procedures established by the Funds’ Board of Managers (“Board” or “Managers”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to the Schedules of Investments.

Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

Security Valuation — Under the Funds’ valuation policy and procedures, the Funds’ Board has delegated the daily operational oversight of the securities valuation function to Jackson National Asset Management, LLC’s (“Adviser” or “JNAM”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Funds and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, whether through a standardized fair valuation methodology or a fair valuation determination, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The securities lending collateral fund, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.  Other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures adopted by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources, including the Funds’ Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Board has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

FASB ASC Topic 820, “Fair Value Measurements and Disclosure” - FASB Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which are valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  There were no indirect observable inputs used to value Level 2 securities during the period.  Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments

September 30, 2012

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate the valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities (in thousands) as of September 30, 2012 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management Dow 10 Fund
Common Stocks	$495,681	$—	$—	$495,681
Short Term Investments	2,212	—	—	2,212
Fund Total	$497,893	$—	$—	$497,893

JNL/Mellon Capital Management S&P 10 Fund
Common Stocks	$278,491	$—	$—	$278,491
Short Term Investments	247	—	—	247
Fund Total	$278,738	$—	$—	$278,738

JNL/Mellon Capital Management Global 15 Fund
Common Stocks	$166,276	$250,489	$—	$416,765
Fund Total	$166,276	$250,489	$—	$416,765

JNL/Mellon Capital Management Nasdaq 25 Fund
Common Stocks	$421,666	$—	$—	$421,666
Short Term Investments	6,241	—	—	6,241
Fund Total	$427,907	$—	$—	$427,907

JNL/Mellon Capital Management Value Line 30 Fund
Common Stocks	$745,135	$—	$—	$745,135
Short Term Investments	24	—	—	24
Fund Total	$745,159	$—	$—	$745,159

JNL/Mellon Capital Management Dow Dividend Fund
Common Stocks	$382,942	$—	$—	$382,942
Short Term Investments	39,594	—	—	39,594
Fund Total	$422,536	$—	$—	$422,536

JNL/Mellon Capital Management S&P 24 Fund
Common Stocks	$587,648	$—	$—	$587,648
Short Term Investments	151	—	—	151
Fund Total	$587,799	$—	$—	$587,799

JNL/Mellon Capital Management S&P SMid 60 Fund
Common Stocks	$505,427	$—	$—	$505,427
Short Term Investments	32,588	—	—	32,588
Fund Total	$538,015	$—	$—	$538,015

JNL/Mellon Capital Management NYSE International 25 Fund
Common Stocks	$74,477	$—	$—	$74,477
Short Term Investments	12,770	—	—	12,770
Fund Total	$87,247	$—	$—	$87,247

JNL/Mellon Capital Management 25 Fund
Common Stocks	$651,469	$—	$—	$651,469
Short Term Investments	47,846	—	—	47,846
Fund Total	$699,315	$—	$—	$699,315

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments

September 30, 2012

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management Select Small-Cap Fund
Common Stocks	$264,636	$—	$—	$264,636
Short Term Investments	30,109	—	—	30,109
Fund Total	$294,745	$—	$—	$294,745

JNL/Mellon Capital Management JNL 5 Fund
Common Stocks	$2,803,248	$400,073	$—	$3,203,321
Short Term Investments	155,490	—	—	155,490
Fund Total	$2,958,738	$400,073	$—	$3,358,811

JNL/Mellon Capital Management JNL Optimized 5 Fund
Common Stocks	$266,402	$115,245	$—	$381,647
Short Term Investments	11,232	—	—	11,232
Fund Total	$277,634	$115,245	$—	$392,879

JNL/Mellon Capital Management VIP Fund
Common Stocks	$220,625	$38,648	$—	$259,273
Short Term Investments	12,439	—	—	12,439
Fund Total	$233,064	$38,648	$—	$271,712

JNL/Mellon Capital Management Communications Sector Fund
Common Stocks	$111,762	$—	$—	$111,762
Short Term Investments	14,379	—	—	14,379
Fund Total	$126,141	$—	$—	$126,141

JNL/Mellon Capital Management Consumer Brands Sector Fund
Common Stocks	$211,541	$—	$—	$211,541
Short Term Investments	12,132	—	—	12,132
Fund Total	$223,673	$—	$—	$223,673

JNL/Mellon Capital Management Financial Sector Fund
Common Stocks	$234,459	$—	$—	$234,459
Short Term Investments	8,643	—	—	8,643
Fund Total	$243,102	$—	$—	$243,102

JNL/Mellon Capital Management Healthcare Sector Fund
Common Stocks	$405,257	$—	$—	$405,257
Short Term Investments	10,257	—	—	10,257
Fund Total	$415,514	$—	$—	$415,514

JNL/Mellon Capital Management Oil & Gas Sector Fund
Common Stocks	$917,396	$—	$—	$917,396
Short Term Investments	23,299	—	—	23,299
Fund Total	$940,695	$—	$—	$940,695

JNL/Mellon Capital Management Technology Sector Fund
Common Stocks	$482,952	$—	$—	$482,952
Short Term Investments	13,061	—	—	13,061
Fund Total	$496,013	$—	$—	$496,013

The Funds recognize transfers between levels as of the beginning of the period.  The following table summarizes material recurring transfers between Level 1 and Level 2 valuations during the period ended September 30, 2012:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers for valuations using a statistical fair value pricing service
JNL/Mellon Capital Management Global 15 Fund
Common Stocks	$—	$140,644
JNL/Mellon Capital Management JNL 5 Fund
Common Stocks	$—	$199,387
JNL/Mellon Capital Management VIP Fund
Common Stocks	$—	$24,610
JNL/Mellon Capital Management Optimized 5 Fund
Common Stocks	$—	$74,943

There were no significant transfers into or out of Level 3 during the period.  There were no material Level 3 valuations for which significant unobservable valuation inputs were developed at September 30, 2012.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments

September 30, 2012

Securities Lending and Securities Lending Collateral — A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Funds.  The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.

Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Securities that are not valued at amortized cost are generally valued based on prices furnished by pricing services.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

Investments in Affiliates — During the period ended September 30, 2012, certain Funds invested in a money market fund, which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.

The following table details cash management investments (in thousands) in affiliates held at September 30, 2012.  Purchase and sales proceeds are not shown for these investments.  There was no realized gain or loss relating to transactions in these investments during the period ended September 30, 2012.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Mellon Capital Management DowSM 10 Fund	$3,744	$1,541	$—
JNL/Mellon Capital Management S&P 10 Fund	218	247	—
JNL/Mellon Capital Management Global 15 Fund	227	—	—
JNL/Mellon Capital Management Nasdaq 25 Fund	1,720	4,280	1
JNL/Mellon Capital Management Value Line 30 Fund	1,849	24	1
JNL/Mellon Capital Management Dow Dividend Fund	4,009	1,855	—
JNL/Mellon Capital Management S&P 24 Fund	916	151	1
JNL/Mellon Capital Management 25 Fund	3,182	2,446	1
JNL/Mellon Capital Management Select Small-Cap Fund	318	13	—
JNL/Mellon Capital Management JNL 5 Fund	542	4,572	1
JNL/Mellon Capital Management VIP Fund	417	—	—
JNL/Mellon Capital Management JNL Optimized 5 Fund	—	171	—
JNL/Mellon Capital Management S&P SMid 60 Fund	3,503	—	1
JNL/Mellon Capital Management NYSE International 25 Fund	113	197	—
JNL/Mellon Capital Management Communications Sector Fund	1,763	843	—
JNL/Mellon Capital Management Consumer Brands Sector Fund	1,727	4,421	1
JNL/Mellon Capital Management Financial Sector Fund	628	1,573	1
JNL/Mellon Capital Management Healthcare Sector Fund	2,312	3,668	1
JNL/Mellon Capital Management Oil & Gas Sector Fund	9,506	1,485	1
JNL/Mellon Capital Management Technology Sector Fund	998	2,052	1

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments

September 30, 2012

Investments in Affiliates

The JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser.  The following table details the Fund’s long-term investment (in thousands) in this affiliate held at September 30, 2012.

Fund	Affiliate	Beginning Value	Purchases	Sales Proceeds	Dividend Income	Realized Loss	Ending Value
JNL/Mellon Capital Management Financial Sector Fund	Bank of New York Mellon Corp.	$2,067	$626	$448	$45	$(149)	$2,509

Income Tax Matters - As of September 30, 2012, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital Management Nasdaq 25 Fund	$365,325	$70,250	$(7,668)	$62,582
JNL/Mellon Capital Management Value Line 30 Fund	698,731	82,178	(35,750)	46,428
JNL/Mellon Capital Management Dow Dividend Fund	407,321	35,875	(20,660)	15,215
JNL/Mellon Capital Management S&P 24 Fund	527,765	76,455	(16,421)	60,034
JNL/Mellon Capital Management S&P SMid 60 Fund	512,655	55,076	(29,716)	25,360
JNL/Mellon Capital Management NYSE International 25 Fund	110,299	2,240	(25,292)	(23,052)
JNL/Mellon Capital Management 25 Fund	673,663	46,940	(21,288)	25,652
JNL/Mellon Capital Management Select Small-Cap Fund	275,140	36,103	(16,498)	19,605
JNL/Mellon Capital Management JNL 5 Fund	2,970,601	531,678	(143,468)	388,210
JNL/Mellon Capital Management JNL Optimized 5 Fund	385,496	51,963	(44,580)	7,383
JNL/Mellon Capital Management VIP Fund	253,783	39,529	(21,600)	17,929
JNL/Mellon Capital Management Communications Sector Fund	110,294	18,392	(2,545)	15,847
JNL/Mellon Capital Management Consumer Brands Sector Fund	200,339	29,852	(6,518)	23,334
JNL/Mellon Capital Management Financial Sector Fund	260,185	19,511	(36,594)	(17,083)
JNL/Mellon Capital Management Healthcare Sector Fund	373,086	53,026	(10,598)	42,428
JNL/Mellon Capital Management Oil & Gas Sector Fund	865,114	143,864	(68,283)	75,581
JNL/Mellon Capital Management Technology Sector Fund	422,402	104,316	(30,705)	73,611

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 29, 2012

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	November 29, 2012

Exhibit List

Exhibit 3(a):                            Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.